UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche Small Cap Index VIP

	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 12.4%
Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	15,020	258,644
Cooper Tire & Rubber Co.	10,731	407,993
Cooper-Standard Holding, Inc.*	2,880	284,544
Dana, Inc.	28,934	451,081
Dorman Products, Inc.*	5,141	328,510
Drew Industries, Inc.	4,604	451,284
Federal-Mogul Holdings Corp.*	6,321	60,745
Fox Factory Holding Corp.*	4,223	97,002
Gentherm, Inc.*	7,166	225,156
Horizon Global Corp.*	3,657	72,884
Metaldyne Performance Group, Inc.	2,829	44,840
Modine Manufacturing Co.*	9,305	110,357
Motorcar Parts of America, Inc.*	3,426	98,600
Spartan Motors, Inc.	6,267	60,038
Standard Motor Products, Inc.	4,242	202,598
Stoneridge, Inc.*	5,309	97,685
Strattec Security Corp.	682	24,075
Superior Industries International, Inc.	5,023	146,471
Tenneco, Inc.*	10,936	637,241
Tower International, Inc.	3,896	93,893
Unique Fabricating, Inc.	1,234	15,104
Workhorse Group, Inc.*	2,167	15,689
		4,184,434
Automobiles 0.0%
Winnebago Industries, Inc.	5,130	120,914
Distributors 0.1%
Core-Mark Holding Co., Inc.	8,880	317,904
Weyco Group, Inc.	1,254	33,695
		351,599
Diversified Consumer Services 0.9%
American Public Education, Inc.*	2,869	56,835
Apollo Education Group, Inc.*	16,202	128,806
Ascent Capital Group, Inc. "A"*	1,939	44,927
Bridgepoint Education, Inc.*	3,215	22,087
Bright Horizons Family Solutions, Inc.*	8,572	573,381
Cambium Learning Group, Inc.*	2,305	12,516
Capella Education Co.	2,166	125,715
Career Education Corp.*	12,609	85,615
Carriage Services, Inc.	2,890	68,348
Chegg, Inc.*	15,391	109,122
Collectors Universe, Inc.	1,342	24,867
DeVry Education Group, Inc.	12,177	280,802
Grand Canyon Education, Inc.*	8,811	355,876
Houghton Mifflin Harcourt Co.*	24,173	324,160
K12, Inc.*	6,857	98,398
Liberty Tax, Inc.	1,055	13,483
LifeLock, Inc.*	16,464	278,571
Regis Corp.*	7,073	88,766
Sotheby's	9,582	364,308
Strayer Education, Inc.*	1,981	92,473
Weight Watchers International, Inc.* (a)	5,062	52,240
		3,201,296
Hotels, Restaurants & Leisure 2.9%
Belmond Ltd. "A"*	16,568	210,579
Biglari Holdings, Inc.*	196	85,460
BJ's Restaurants, Inc.*	4,544	161,539
Bloomin' Brands, Inc.	22,098	380,970
Bob Evans Farms, Inc.	3,763	144,123
Bojangles', Inc.*	1,870	29,845
Boyd Gaming Corp.*	16,006	316,599
Buffalo Wild Wings, Inc.*	3,678	517,642
Caesars Acquisition Co. "A"*	9,023	112,066
Caesars Entertainment Corp.*	10,770	80,236
Carrols Restaurant Group, Inc.*	6,649	87,833
Century Casinos, Inc.*	4,055	28,020
Churchill Downs, Inc.	2,620	383,437
Chuy's Holdings, Inc.*	3,329	93,012
ClubCorp Holdings, Inc.	12,716	184,001
Cracker Barrel Old Country Store, Inc.	3,725	492,519
Dave & Buster's Entertainment, Inc.*	7,361	288,404
Del Frisco's Restaurant Group, Inc.*	4,618	62,204
Del Taco Restaurants, Inc.*	4,391	52,341
Denny's Corp.*	14,809	158,308
DineEquity, Inc.	3,391	268,533
El Pollo Loco Holdings, Inc.*	3,848	48,446
Eldorado Resorts, Inc.*	5,428	76,318
Empire Resorts, Inc.*	587	11,881
Fiesta Restaurant Group, Inc.*	5,272	126,528
Fogo De Chao, Inc.*	867	9,164
Golden Entertainment, Inc.	1,959	24,429
International Speedway Corp. "A"	5,202	173,851
Interval Leisure Group, Inc.	21,964	377,122
Intrawest Resorts Holdings, Inc.*	3,334	54,077
Isle of Capri Casinos, Inc.*	4,746	105,741
J. Alexander's Holdings, Inc.*	2,340	23,704
Jack in the Box, Inc.	6,341	608,356
Jamba, Inc.*	2,526	27,584
Kona Grill, Inc.*	1,504	18,905
La Quinta Holdings, Inc.*	16,618	185,789
Lindblad Expeditions Holdings, Inc.*	2,797	25,173
Luby's, Inc.*	3,683	15,800
Marcus Corp.	3,795	95,027
Marriott Vacations Worldwide Corp.	4,355	319,309
Monarch Casino & Resort, Inc.*	2,125	53,486
Nathan's Famous, Inc.*	579	30,424
Noodles & Co.*	2,106	10,025
Papa John's International, Inc.	5,278	416,170
Penn National Gaming, Inc.*	14,801	200,850
Pinnacle Entertainment, Inc.*	10,636	131,248
Planet Fitness, Inc. "A"*	3,711	74,480
Popeyes Louisiana Kitchen, Inc.*	4,210	223,719
Potbelly Corp.*	4,513	56,097
Red Lion Hotels Corp.*	2,685	22,393
Red Robin Gourmet Burgers, Inc.*	2,600	116,844
Red Rock Resorts, Inc. "A"	5,702	134,510
Ruby Tuesday, Inc.*	11,518	28,795
Ruth's Hospitality Group, Inc.	6,507	91,879
Scientific Games Corp. "A"*	9,958	112,227
SeaWorld Entertainment, Inc.	13,205	178,003
Shake Shack, Inc. "A"*	2,978	103,247
Sonic Corp.	9,220	241,380
Speedway Motorsports, Inc.	2,192	39,149
Texas Roadhouse, Inc.	12,875	502,511
The Cheesecake Factory, Inc.	8,807	440,878
The Habit Restaurants, Inc. "A"*	2,560	35,840
Wingstop, Inc.	2,989	87,578
Zoe's Kitchen, Inc.*	3,851	85,454
		9,882,062
Household Durables 1.3%
Bassett Furniture Industries, Inc.	1,910	44,407
Beazer Homes U.S.A., Inc.*	5,966	69,564
Cavco Industries, Inc.*	1,692	167,593
Century Communities, Inc.*	3,134	67,412
CSS Industries, Inc.	1,699	43,460
Ethan Allen Interiors, Inc.	4,910	153,536
Flexsteel Industries, Inc.	1,230	63,616
GoPro, Inc. "A"* (a)	19,713	328,813
Green Brick Partners, Inc.*	4,496	37,137
Helen of Troy Ltd.*	5,446	469,282
Hooker Furniture Corp.	2,186	53,535
Hovnanian Enterprises, Inc. "A"*	22,782	38,502
Installed Building Products, Inc.*	3,814	136,808
iRobot Corp.*	5,285	232,434
KB HOME	16,157	260,451
La-Z-Boy, Inc.	9,540	234,302
LGI Homes, Inc.*	2,929	107,904
Libbey, Inc.	4,384	78,254
Lifetime Brands, Inc.	2,058	27,701
M.D.C. Holdings, Inc.	7,745	199,821
M/I Homes, Inc.*	4,467	105,287
Meritage Homes Corp.*	7,451	258,550
NACCO Industries, Inc. "A"	709	48,184
New Home Co., Inc.*	2,265	24,167
Taylor Morrison Home Corp. "A"*	5,811	102,274
TopBuild Corp.*	7,500	249,000
TRI Pointe Group, Inc.*	28,889	380,757
UCP, Inc. "A"*	1,541	13,576
Universal Electronics, Inc.*	2,767	206,031
WCI Communities, Inc.*	4,103	97,323
William Lyon Homes "A"*	4,529	84,013
ZAGG, Inc.*	5,246	42,493
		4,426,187
Internet & Direct Marketing Retail 0.6%
1-800 FLOWERS.COM, Inc. "A"*	5,129	47,033
Blue Nile, Inc.	2,103	72,385
Duluth Holdings, Inc. "B"*	1,818	48,195
Etsy, Inc.*	20,488	292,569
FTD Companies, Inc.*	3,563	73,291
Gaia, Inc.*	2,560	18,432
HSN, Inc.	6,072	241,666
Lands' End, Inc.*	2,693	39,048
Liberty TripAdvisor Holdings, Inc. "A"*	14,079	307,626
NutriSystem, Inc.	5,521	163,918
Overstock.com, Inc.*	2,597	39,786
PetMed Express, Inc.	3,985	80,816
Shutterfly, Inc.*	6,692	298,731
Wayfair, Inc. "A"*	6,172	242,992
		1,966,488
Leisure Products 0.3%
Arctic Cat, Inc.	2,372	36,742
Callaway Golf Co.	18,592	215,853
Escalade, Inc.	1,919	24,487
JAKKS Pacific, Inc.*	2,688	23,224
Johnson Outdoors, Inc. "A"	976	35,497
Malibu Boats, Inc. "A"*	3,743	55,771
Marine Products Corp.	2,196	19,698
MCBC Holdings, Inc.	1,200	13,680
Nautilus, Inc.*	6,120	139,046
Performance Sports Group Ltd.*	8,558	34,746
Smith & Wesson Holding Corp.*	10,683	284,061
Sturm, Ruger & Co., Inc.	3,622	209,207
		1,092,012
Media 1.6%
AMC Entertainment Holdings, Inc. "A"	4,330	134,620
Carmike Cinemas, Inc.*	4,783	156,356
Central European Media Enterprises Ltd. "A"*	13,726	31,707
Daily Journal Corp.*	237	51,903
Entercom Communications Corp. "A"	5,384	69,669
Entravision Communications Corp. "A"	12,382	94,475
Eros International PLC*	5,608	85,914
Gannett Co., Inc.	22,890	266,440
Global Eagle Entertainment, Inc.*	9,108	75,687
Gray Television, Inc.*	12,814	132,753
Hemisphere Media Group, Inc.*	1,151	14,675
IMAX Corp.* (a)	11,451	331,735
Liberty Braves Group "A"*	1,744	30,433
Liberty Braves Group "C"*	5,972	103,793
Liberty Media Group LLC "A"*	4,348	124,570
Liberty Media Group LLC "C"*	9,047	254,583
Loral Space & Communications, Inc.*	2,406	94,099
MDC Partners, Inc. "A"	9,720	104,198
Media General, Inc.*	21,095	388,781
Meredith Corp.	7,286	378,799
MSG Networks, Inc. "A"*	11,778	219,189
National CineMedia, Inc.	12,070	177,670
New Media Investment Group, Inc.	7,386	114,483
New York Times Co. "A"	24,204	289,238
Nexstar Broadcasting Group, Inc. "A"	5,797	334,545
Radio One, Inc. "D"*	4,708	14,265
Reading International, Inc. "A"*	3,089	41,238
Saga Communications, Inc. "A"	704	31,919
Salem Media Group, Inc.	2,108	12,395
Scholastic Corp.	5,277	207,703
Sinclair Broadcast Group, Inc. "A"	12,850	371,108
The E.W. Scripps Co. "A"*	11,621	184,774
Time, Inc.	19,979	289,296
Townsquare Media, Inc. "A"*	1,342	12,534
tronc, Inc.	5,120	86,426
World Wrestling Entertainment, Inc. "A"	6,872	146,374
		5,458,347
Multiline Retail 0.2%
Big Lots, Inc.	8,659	413,467
Fred's, Inc. "A"	7,339	66,491
Ollie's Bargain Outlet Holdings, Inc.*	3,822	100,175
Sears Holdings Corp.*	2,132	24,433
Tuesday Morning Corp.*	8,091	48,384
		652,950
Specialty Retail 2.5%
Aaron's, Inc.	12,784	324,969
Abercrombie & Fitch Co. "A"	13,369	212,433
America's Car-Mart, Inc.*	1,543	56,150
American Eagle Outfitters, Inc.	32,370	578,128
Asbury Automotive Group, Inc.*	3,947	219,730
Ascena Retail Group, Inc.*	34,310	191,793
At Home Group, Inc.*	1,619	24,528
Barnes & Noble Education, Inc.*	7,595	72,684
Barnes & Noble, Inc.	11,969	135,250
Big 5 Sporting Goods Corp.	3,337	45,450
Boot Barn Holdings, Inc.*	2,996	34,094
Build-A-Bear Workshop, Inc.*	2,399	24,854
Caleres, Inc.	8,356	211,323
Cato Corp. "A"	5,008	164,713
Chico's FAS, Inc.	25,346	301,617
Citi Trends, Inc.	2,773	55,266
Conn's, Inc.*	3,657	37,740
Destination XL Group, Inc.*	6,863	29,717
DSW, Inc. "A"	13,081	267,899
Express, Inc.*	14,101	166,251
Five Below, Inc.*	10,412	419,500
Francesca's Holdings Corp.*	8,029	123,887
Genesco, Inc.*	4,036	219,801
GNC Holdings, Inc. "A"	13,339	272,382
Group 1 Automotive, Inc.	4,082	260,758
Guess?, Inc.	11,908	173,976
Haverty Furniture Companies, Inc.	3,810	76,352
Hibbett Sports, Inc.*	4,544	181,306
Kirkland's, Inc.*	2,658	32,374
Lithia Motors, Inc. "A"	4,613	440,634
Lumber Liquidators Holdings, Inc.*	5,290	104,054
MarineMax, Inc.*	4,667	97,774
Monro Muffler Brake, Inc.	6,110	373,749
Office Depot, Inc.	107,597	384,121
Party City Holdco, Inc.*	5,105	87,398
Pier 1 Imports, Inc.	15,042	63,778
Rent-A-Center, Inc.	10,164	128,473
Restoration Hardware Holdings, Inc.*	7,587	262,358
Sears Hometown & Outlet Stores, Inc.*	2,140	10,550
Select Comfort Corp.*	9,017	194,767
Shoe Carnival, Inc.	2,744	73,155
Sonic Automotive, Inc. "A"	5,544	104,227
Sportsman's Warehouse Holdings, Inc.*	4,900	51,548
Stage Stores, Inc.	4,531	25,419
Stein Mart, Inc.	5,972	37,922
Tailored Brands, Inc.	9,618	151,003
The Buckle, Inc.	5,631	135,313
The Children's Place, Inc.	3,641	290,807
The Container Store Group, Inc.*	2,885	14,483
The Finish Line, Inc. "A"	8,177	188,725
Tile Shop Holdings, Inc.*	6,176	102,213
Tilly's, Inc. "A"*	1,996	18,742
Vitamin Shoppe, Inc.*	4,811	129,175
West Marine, Inc.*	3,410	28,201
Winmark Corp.	449	47,379
Zumiez, Inc.*	3,286	59,148
		8,520,041
Textiles, Apparel & Luxury Goods 0.8%
Columbia Sportswear Co.	5,254	298,112
Crocs, Inc.*	14,789	122,749
Culp, Inc.	2,036	60,612
Deckers Outdoor Corp.*	6,297	374,986
Delta Apparel, Inc.*	1,344	22,122
Fossil Group, Inc.*	8,239	228,797
G-III Apparel Group Ltd.*	8,356	243,577
Iconix Brand Group, Inc.*	8,004	64,992
Movado Group, Inc.	2,851	61,239
Oxford Industries, Inc.	2,998	202,965
Perry Ellis International, Inc.*	2,456	47,352
Sequential Brands Group, Inc.*	7,443	59,544
Steven Madden Ltd.*	11,962	413,407
Superior Uniform Group, Inc.	1,638	32,416
Unifi, Inc.*	2,970	87,407
Vera Bradley, Inc.*	4,130	62,570
Vince Holding Corp.*	3,621	20,422
Wolverine World Wide, Inc.	18,825	433,540
		2,836,809
Consumer Staples 3.0%
Beverages 0.2%
Boston Beer Co., Inc. "A"*	1,715	266,271
Coca-Cola Bottling Co. Consolidated	943	139,715
Craft Brew Alliance, Inc.*	2,560	48,205
MGP Ingredients, Inc.	2,378	96,357
National Beverage Corp.*	2,204	97,086
Primo Water Corp.*	3,995	48,459
		696,093
Food & Staples Retailing 0.6%
Ingles Markets, Inc. "A"	2,813	111,226
Natural Grocers by Vitamin Cottage, Inc.*	1,700	18,972
Performance Food Group Co.*	7,446	184,661
PriceSmart, Inc.	3,901	326,748
Smart & Final Stores, Inc.*	4,309	55,026
SpartanNash Co.	7,252	209,728
SUPERVALU, Inc.*	51,705	258,008
The Andersons, Inc.	5,292	191,464
The Chefs' Warehouse, Inc.*	3,784	42,154
United Natural Foods, Inc.*	9,644	386,145
Village Super Market, Inc. "A"	1,478	47,311
Weis Markets, Inc.	1,813	96,089
		1,927,532
Food Products 1.4%
AdvancePierre Foods Holdings, Inc.	4,206	115,917
Alico, Inc.	689	18,507
Amplify Snack Brands, Inc.*	5,541	89,764
B&G Foods, Inc.	12,773	628,176
Cal-Maine Foods, Inc. (a)	6,046	233,013
Calavo Growers, Inc.	3,057	200,019
Darling Ingredients, Inc.*	31,853	430,334
Dean Foods Co.	17,794	291,822
Farmer Brothers Co.*	1,669	59,333
Fresh Del Monte Produce, Inc.	6,264	375,214
Freshpet, Inc.*	4,347	37,602
Inventure Foods, Inc.*	4,145	38,963
J & J Snack Foods Corp.	2,894	344,733
John B. Sanfilippo & Son, Inc.	1,695	87,004
Lancaster Colony Corp.	3,640	480,808
Landec Corp.*	5,479	73,473
Lifeway Foods, Inc.*	911	15,432
Limoneira Co.	2,309	43,640
Omega Protein Corp.*	4,212	98,434
Sanderson Farms, Inc.	3,882	373,953
Seaboard Corp.*	52	178,880
Seneca Foods Corp. "A"*	1,199	33,860
Snyder's-Lance, Inc.	15,620	524,520
Tootsie Roll Industries, Inc.	3,249	119,661
		4,893,062
Household Products 0.3%
Central Garden & Pet Co.*	1,917	49,842
Central Garden & Pet Co. "A"*	6,335	157,108
HRG Group, Inc.*	23,066	362,136
Oil-Dri Corp. of America	930	35,005
Orchids Paper Products Co.	1,743	47,462
WD-40 Co.	2,727	306,597
		958,150
Personal Products 0.3%
Avon Products, Inc.	85,641	484,728
Inter Parfums, Inc.	3,507	113,171
Lifevantage Corp.*	2,599	24,586
Medifast, Inc.	2,152	81,324
Natural Health Trends Corp.	1,400	39,564
Nature's Sunshine Products, Inc.	1,450	23,200
Nutraceutical International Corp.*	1,508	47,110
Revlon, Inc. "A"*	2,276	83,711
Synutra International, Inc.*	3,372	14,365
USANA Health Sciences, Inc.*	1,020	141,117
		1,052,876
Tobacco 0.2%
Alliance One International, Inc.*	1,581	30,229
Turning Point Brands, Inc.*	1,127	13,546
Universal Corp.	4,326	251,860
Vector Group Ltd.	17,933	386,095
		681,730
Energy 3.2%
Energy Equipment & Services 1.0%
Archrock, Inc.	13,926	182,152
Atwood Oceanics, Inc.	11,616	100,943
Bristow Group, Inc.	6,436	90,233
CARBO Ceramics, Inc.	3,477	38,038
Dawson Geophysical Co.*	3,836	29,269
Era Group, Inc.*	3,545	28,537
Exterran Corp.*	6,355	99,646
Fairmount Santrol Holdings, Inc.*	15,693	133,077
Forum Energy Technologies, Inc.*	11,723	232,819
Geospace Technologies Corp.*	2,477	48,252
Helix Energy Solutions Group, Inc.*	19,986	162,486
Hornbeck Offshore Services, Inc.*	6,291	34,600
Independence Contract Drilling, Inc.*	5,722	30,040
Matrix Service Co.*	5,300	99,428
McDermott International, Inc.*	46,982	235,380
Natural Gas Services Group*	2,293	56,385
Newpark Resources, Inc.*	16,624	122,353
Oil States International, Inc.*	9,981	315,100
Parker Drilling Co.*	22,098	47,953
PHI, Inc. (Non Voting)*	2,151	39,084
Pioneer Energy Services Corp.*	12,246	49,474
RigNet, Inc.*	2,305	34,852
SEACOR Holdings, Inc.*	3,043	181,028
Seadrill Ltd.* (a)	75,712	179,437
Tesco Corp.	8,651	70,592
TETRA Technologies, Inc.*	18,384	112,326
Tidewater, Inc.	8,960	25,267
U.S. Silica Holdings, Inc.	12,444	579,393
Unit Corp.*	9,623	178,988
Willbros Group, Inc.*	8,232	15,476
		3,552,608
Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp.*	23,549	39,798
Adams Resources & Energy, Inc.	426	16,750
Alon U.S.A. Energy, Inc.	6,595	53,156
Ardmore Shipping Corp.	5,580	39,283
Bill Barrett Corp.*	9,623	53,504
California Resources Corp.	6,010	75,125
Callon Petroleum Co.*	28,245	443,447
Carrizo Oil & Gas, Inc.*	10,853	440,849
Clayton Williams Energy, Inc.*	1,164	99,452
Clean Energy Fuels Corp.*	17,216	76,956
Cobalt International Energy, Inc.*	77,446	96,033
Contango Oil & Gas Co.*	4,447	45,448
CVR Energy, Inc.	3,024	41,640
Delek U.S. Holdings, Inc.	12,188	210,731
Denbury Resources, Inc.	69,702	225,137
DHT Holdings, Inc.	19,040	79,778
Dorian LPG Ltd.*	4,452	26,712
Earthstone Energy, Inc.*	367	3,156
Eclipse Resources Corp.*	11,183	36,792
EP Energy Corp. "A"*	7,346	32,175
Erin Energy Corp.*	2,469	5,802
Evolution Petroleum Corp.	4,661	29,271
EXCO Resources, Inc.*	24,978	26,726
Frontline Ltd.	12,355	88,585
GasLog Ltd.	7,670	111,599
Gener8 Maritime, Inc.*	7,478	38,287
Golar LNG Ltd.	17,284	366,421
Green Plains, Inc.	6,883	180,335
Isramco, Inc.*	166	13,844
Jones Energy, Inc. "A"*	11,073	39,420
Matador Resources Co.*	16,157	393,261
Navios Maritime Acquisition Corp.	15,053	20,322
Nordic American Tankers Ltd. (a)	17,192	173,811
Northern Oil & Gas, Inc.*	8,912	23,884
Oasis Petroleum, Inc.*	34,611	396,988
Overseas Shipholding Group, Inc. "A"	7,618	80,522
Pacific Ethanol, Inc.*	5,209	35,994
Panhandle Oil & Gas, Inc. "A"	3,085	54,080
Par Pacific Holdings, Inc.*	5,860	76,649
PDC Energy, Inc.*	10,882	729,747
Renewable Energy Group, Inc.*	8,021	67,938
REX American Resources Corp.*	1,148	97,304
Ring Energy, Inc.*	6,874	75,270
RSP Permian, Inc.*	15,297	593,218
Sanchez Energy Corp.*	10,615	93,837
Scorpio Tankers, Inc.	31,071	143,859
SemGroup Corp. "A"	10,300	364,208
Ship Finance International Ltd.	11,752	173,107
Synergy Resources Corp.*	36,193	250,818
Teekay Corp.	8,354	64,409
Teekay Tankers Ltd. "A"	22,175	56,103
W&T Offshore, Inc.*	5,618	9,888
Western Refining, Inc.	15,678	414,840
Westmoreland Coal Co.*	3,189	28,255
		7,454,524
Financials 17.2%
Banks 9.7%
1st Source Corp.	2,950	105,300
Access National Corp.	1,597	38,168
ACNB Corp.	1,136	30,195
Allegiance Bancshares, Inc.*	2,080	56,160
American National Bankshares, Inc.	1,484	41,478
Ameris Bancorp.	6,675	233,291
Ames National Corp.	1,604	44,367
Arrow Financial Corp.	2,223	72,973
Atlantic Capital Bancshares, Inc.*	3,285	49,209
Banc of California, Inc.	9,723	169,764
BancFirst Corp.	1,488	107,895
Banco Latinoamericano de Comercio Exterior SA "E"	6,041	170,235
BancorpSouth, Inc.	16,826	390,363
Bank of Marin Bancorp.	1,093	54,355
Bank of the Ozarks, Inc.	17,223	661,363
Bankwell Financial Group, Inc.	1,086	25,727
Banner Corp.	5,881	257,235
Bar Harbor Bankshares	1,063	39,033
Berkshire Hills Bancorp., Inc.	6,158	170,638
Blue Hills Bancorp., Inc.	4,561	68,506
BNC Bancorp.	7,952	193,393
Boston Private Financial Holdings, Inc.	16,064	206,101
Bridge Bancorp., Inc.	3,171	90,659
Brookline Bancorp., Inc.	13,222	161,176
Bryn Mawr Bank Corp.	3,166	101,280
C&F Financial Corp.	613	26,408
California First National Bancorp.	451	6,296
Camden National Corp.	1,930	92,138
Capital Bank Financial Corp. "A"	3,892	124,972
Capital City Bank Group, Inc.	2,067	30,530
Cardinal Financial Corp.	6,148	160,401
Carolina Financial Corp.	1,938	43,295
Cascade Bancorp.*	5,898	35,742
Cathay General Bancorp.	14,433	444,248
Centerstate Banks, Inc.	9,171	162,602
Central Pacific Financial Corp.	6,087	153,332
Central Valley Community Bancorp.	1,655	26,248
Century Bancorp., Inc. "A"	543	24,609
Chemical Financial Corp.	12,754	562,834
Chemung Financial Corp.	597	17,307
Citizens & Northern Corp.	2,084	45,786
City Holding Co.	2,912	146,445
CNB Financial Corp.	2,967	62,782
CoBiz Financial, Inc.	7,096	94,448
Codorus Valley Bancorp., Inc.	1,466	32,076
Columbia Banking System, Inc.	11,296	369,605
Community Bank System, Inc.	8,431	405,615
Community Trust Bancorp., Inc.	3,148	116,822
CommunityOne Bancorp.*	2,174	30,088
ConnectOne Bancorp., Inc.	5,403	97,578
County Bancorp., Inc.	914	18,289
CU Bancorp.*	3,332	76,003
Customers Bancorp., Inc.*	4,611	116,013
CVB Financial Corp.	19,722	347,304
Eagle Bancorp., Inc.*	5,976	294,796
Enterprise Bancorp., Inc.	1,828	51,184
Enterprise Financial Services Corp.	3,819	119,344
Equity Bancshares, Inc. "A"*	968	25,110
Farmers Capital Bank Corp.	1,334	39,540
Farmers National Banc Corp.	4,719	50,871
FCB Financial Holdings, Inc. "A"*	5,891	226,391
Fidelity Southern Corp.	4,172	76,723
Financial Institutions, Inc.	2,744	74,390
First BanCorp.*	22,522	117,114
First BanCorp. - North Carolina	3,815	75,499
First Bancorp., Inc.	1,889	45,279
First Busey Corp.	6,243	141,092
First Business Financial Services, Inc.	1,532	36,002
First Citizens BancShares, Inc. "A"	1,481	435,251
First Commonwealth Financial Corp.	17,789	179,491
First Community Bancshares, Inc.	3,056	75,789
First Community Financial Partners, Inc.*	2,567	24,438
First Connecticut Bancorp, Inc.	2,586	46,005
First Financial Bancorp.	12,081	263,849
First Financial Bankshares, Inc.	12,462	454,115
First Financial Corp. - Indiana	2,056	83,638
First Financial Northwest, Inc.	1,708	24,202
First Foundation, Inc.*	2,506	61,823
First Internet Bancorp.	985	22,744
First Interstate BancSystem, Inc. "A"	3,743	117,942
First Merchants Corp.	7,988	213,679
First Mid-Illinois Bancshares, Inc.	1,605	43,752
First Midwest Bancorp., Inc.	15,651	303,003
First NBC Bank Holding Co.*	2,842	26,828
First Northwest Bancorp.*	2,109	28,450
First of Long Island Corp.	2,731	90,533
Flushing Financial Corp.	5,275	125,123
FNB Corp.	40,766	501,422
Franklin Financial Network, Inc.*	1,773	66,310
Fulton Financial Corp.	33,380	484,678
German American Bancorp., Inc.	2,709	105,461
Glacier Bancorp., Inc.	14,890	424,663
Great Southern Bancorp., Inc.	2,035	82,825
Great Western Bancorp., Inc.	11,498	383,113
Green Bancorp., Inc.*	3,938	43,042
Guaranty Bancorp.	2,730	48,731
Hancock Holding Co.	15,038	487,682
Hanmi Financial Corp.	6,174	162,623
HarborOne Bancorp., Inc.*	2,842	44,790
Heartland Financial U.S.A., Inc.	4,401	158,744
Heritage Commerce Corp.	4,931	53,945
Heritage Financial Corp.	5,530	99,264
Heritage Oaks Bancorp.	4,274	35,047
Hilltop Holdings, Inc.*	14,633	328,657
Home Bancshares, Inc.	23,537	489,805
HomeTrust Bancshares, Inc.*	3,166	58,571
Hope Bancorp., Inc.	24,999	434,233
Horizon Bancorp.	2,632	77,328
IBERIABANK Corp.	7,943	533,134
Independent Bank Corp.	3,777	63,567
Independent Bank Corp.	5,085	275,048
Independent Bank Group, Inc.	2,109	93,155
International Bancshares Corp.	10,668	317,693
Investors Bancorp., Inc.	57,401	689,386
Lakeland Bancorp., Inc.	7,330	102,913
Lakeland Financial Corp.	4,798	169,945
LCNB Corp.	1,677	30,555
LegacyTexas Financial Group, Inc.	8,623	272,746
Live Oak Bancshares, Inc.	3,705	53,426
Macatawa Bank Corp.	4,982	39,806
MainSource Financial Group, Inc.	4,453	111,102
MB Financial, Inc.	14,733	560,443
MBT Financial Corp.	3,340	30,227
Mercantile Bank Corp.	2,998	80,496
Merchants Bancshares, Inc.	1,102	35,694
Middleburg Financial Corp.	884	25,000
Midland States Bancorp., Inc.	700	17,738
MidWestOne Financial Group, Inc.	1,611	48,926
MutualFirst Financial, Inc.	1,032	28,617
National Bank Holdings Corp. "A"	4,846	113,251
National Bankshares, Inc.	1,314	48,329
National Commerce Corp.*	1,608	43,512
NBT Bancorp., Inc.	8,241	270,882
Nicolet Bankshares, Inc.*	1,466	56,221
Northrim BanCorp., Inc.	1,276	32,857
OFG Bancorp.	8,090	81,790
Old Line Bancshares, Inc.	1,592	31,410
Old National Bancorp.	25,579	359,641
Old Second Bancorp., Inc.	5,261	43,719
Opus Bank	3,253	115,059
Orrstown Financial Services, Inc.	1,404	27,729
Pacific Continental Corp.	4,009	67,431
Pacific Mercantile Bancorp.*	2,922	21,535
Pacific Premier Bancorp., Inc.*	5,339	141,270
Park National Corp.	2,610	250,560
Park Sterling Corp.	10,543	85,609
Peapack-Gladstone Financial Corp.	3,284	73,594
Penns Woods Bancorp., Inc.	859	38,191
People's Utah Bancorp.	2,466	50,183
Peoples Bancorp., Inc.	2,989	73,500
Peoples Financial Services Corp.	1,347	54,904
Pinnacle Financial Partners, Inc.	8,375	452,920
Preferred Bank	2,442	87,302
Premier Financial Bancorp., Inc.	1,608	27,561
PrivateBancorp., Inc.	15,248	700,188
Prosperity Bancshares, Inc.	12,996	713,350
QCR Holdings, Inc.	2,317	73,542
Renasant Corp.	7,979	268,334
Republic Bancorp., Inc. "A"	1,886	58,617
Republic First Bancorp., Inc.*	6,339	26,053
S&T Bancorp., Inc.	6,777	196,465
Sandy Spring Bancorp., Inc.	4,448	136,020
Seacoast Banking Corp. of Florida*	5,606	90,201
ServisFirst Bancshares, Inc.	4,522	234,737
Shore Bancshares, Inc.	2,371	27,930
Sierra Bancorp.	2,278	42,735
Simmons First National Corp. "A"	5,751	286,975
South State Corp.	4,621	346,760
Southern First Bancshares, Inc.*	1,082	29,842
Southern National Bancorp. of Virginia, Inc.	2,142	27,953
Southside Bancshares, Inc.	4,915	158,165
Southwest Bancorp., Inc.	3,401	64,585
State Bank Financial Corp.	7,038	160,607
Sterling Bancorp.	24,456	427,980
Stock Yards Bancorp., Inc.	4,288	141,333
Stonegate Bank	2,180	73,575
Suffolk Bancorp.	2,130	74,060
Summit Financial Group, Inc.	1,567	30,024
Sun Bancorp, Inc.	2,044	47,135
Texas Capital Bancshares, Inc.*	8,966	492,413
The Bancorp., Inc.*	7,457	47,874
Tompkins Financial Corp.	2,876	219,755
TowneBank	10,926	262,552
TriCo Bancshares	3,845	102,931
TriState Capital Holdings, Inc.*	4,308	69,574
Triumph Bancorp., Inc.*	3,020	59,917
Trustmark Corp.	13,081	360,512
UMB Financial Corp.	8,704	517,453
Umpqua Holdings Corp.	42,839	644,727
Union Bankshares Corp.	8,500	227,545
Union Bankshares, Inc.	740	25,204
United Bankshares, Inc.	12,694	478,183
United Community Banks, Inc.	13,711	288,205
Univest Corp. of Pennsylvania	4,961	115,889
Valley National Bancorp.	47,946	466,515
Veritex Holdings, Inc.*	1,566	27,233
Washington Trust Bancorp., Inc.	2,840	114,225
WashingtonFirst Bankshares, Inc.	1,525	37,530
Webster Financial Corp.	17,774	675,590
WesBanco, Inc.	7,890	259,423
West Bancorp.	3,159	61,916
Westamerica Bancorp.	4,839	246,208
Wintrust Financial Corp.	9,970	554,033
Xenith Bankshares, Inc.*	15,237	35,197
Yadkin Financial Corp.	9,687	254,671
		33,284,622
Capital Markets 1.3%
Arlington Asset Investment Corp. "A"	4,146	61,319
Associated Capital Group, Inc. "A"	852	30,212
B. Riley Financial, Inc.	1,765	23,580
BGC Partners, Inc. "A"	42,190	369,163
Calamos Asset Management, Inc. "A"	3,223	21,981
Cohen & Steers, Inc.	4,156	177,669
Cowen Group, Inc. "A"*	19,854	72,070
Diamond Hill Investment Group	576	106,439
Evercore Partners, Inc. "A"	7,573	390,085
FBR & Co.	1,180	15,623
Fifth Street Asset Management, Inc.	1,129	6,221
Financial Engines, Inc.	10,410	309,281
Gain Capital Holdings, Inc.	7,086	43,792
GAMCO Investors, Inc. "A"	830	23,630
Greenhill & Co., Inc.	5,339	125,840
Hennessy Advisors, Inc.	544	19,296
Houlihan Lokey, Inc.	2,287	57,289
INTL. FCStone, Inc.*	2,959	114,957
Investment Technology Group, Inc.	6,590	112,953
Janus Capital Group, Inc.	27,902	390,907
KCG Holdings, Inc. "A"*	9,945	154,446
Ladenburg Thalmann Financial Services, Inc.*	18,811	43,453
Manning & Napier, Inc.	2,817	19,973
Medley Management, Inc. "A"	1,036	8,713
Moelis & Co. "A"	3,514	94,491
OM Asset Management PLC	7,597	105,674
Oppenheimer Holdings, Inc. "A"	1,955	27,937
Piper Jaffray Companies, Inc.*	2,904	140,263
PJT Partners, Inc. "A"	3,359	91,600
Pzena Investment Management, Inc. "A"	2,886	22,222
Safeguard Scientifics, Inc.*	3,689	47,809
Silvercrest Asset Management Group, Inc. "A"	1,334	15,835
Stifel Financial Corp.*	12,460	479,087
Value Line, Inc.	416	6,756
Virtu Financial, Inc. "A"	4,784	71,617
Virtus Investment Partners, Inc.	1,186	116,062
Waddell & Reed Financial, Inc. "A"	15,522	281,880
Westwood Holdings Group, Inc.	1,511	80,249
Wins Finance Holdings, Inc.*	289	8,546
WisdomTree Investments, Inc.	22,343	229,909
		4,518,829
Consumer Finance 0.6%
Encore Capital Group, Inc.*	4,511	101,407
Enova International, Inc.*	5,470	52,949
EZCORP, Inc. "A"*	10,100	111,706
FirstCash, Inc.	9,270	436,431
Green Dot Corp. "A"*	8,345	192,436
LendingClub Corp.*	63,955	395,242
Nelnet, Inc. "A"	4,046	163,337
PRA Group, Inc.*	8,983	310,273
Regional Management Corp.*	1,955	42,326
World Acceptance Corp.*	1,120	54,925
		1,861,032
Diversified Financial Services 0.1%
BBX Capital Corp. "A"*	536	11,058
FNFV Group*	13,107	163,575
Marlin Business Services Corp.	1,665	32,268
NewStar Financial, Inc.*	4,395	42,675
On Deck Capital, Inc.*	9,094	51,836
PICO Holdings, Inc.*	4,104	48,386
Tiptree Financial, Inc. "A",	5,323	31,619
		381,417
Insurance 2.3%
Ambac Financial Group, Inc.*	8,967	164,903
American Equity Investment Life Holding Co.	16,646	295,134
AMERISAFE, Inc.	3,739	219,778
Argo Group International Holdings Ltd.	5,578	314,711
Atlas Financial Holdings, Inc.*	1,891	29,821
Baldwin & Lyons, Inc. "B"	1,582	40,547
Blue Capital Reinsurance Holdings Ltd.	1,162	21,288
Citizens, Inc.*	8,810	82,462
CNO Financial Group, Inc.	34,772	530,968
Crawford & Co. "B"	2,268	25,742
Donegal Group, Inc. "A"	1,585	25,534
eHealth, Inc.*	3,363	37,699
EMC Insurance Group, Inc.	1,473	39,668
Employers Holdings, Inc.	6,252	186,497
Enstar Group Ltd.*	2,214	364,137
FBL Financial Group, Inc. "A"	1,965	125,701
Federated National Holding Co.	2,309	43,155
Fidelity & Guaranty Life	2,307	53,499
Genworth Financial, Inc. "A"*	97,812	485,147
Global Indemnity PLC*	1,546	45,916
Greenlight Capital Re Ltd. "A"*	5,937	121,352
Hallmark Financial Services, Inc.*	2,633	27,094
HCI Group, Inc.	1,828	55,498
Heritage Insurance Holdings, Inc.	5,048	72,742
Horace Mann Educators Corp.	7,848	287,629
Independence Holding Co.	1,493	25,650
Infinity Property & Casualty Corp.	2,123	175,423
Investors Title Co.	271	26,964
James River Group Holdings Ltd.	2,708	98,030
Kemper Corp.	7,743	304,455
Kinsale Capital Group, Inc.	1,298	28,556
Maiden Holdings Ltd.	11,223	142,420
MBIA, Inc.*	26,018	202,680
National General Holdings Corp.	9,564	212,703
National Interstate Corp.	1,337	43,493
National Western Life Group, Inc. "A"	445	91,390
Navigators Group, Inc.	2,182	211,479
OneBeacon Insurance Group Ltd. "A"	3,529	50,394
Patriot National, Inc.*	2,264	20,399
Primerica, Inc.	9,125	483,899
RLI Corp.	7,338	501,626
Safety Insurance Group, Inc.	2,790	187,544
Selective Insurance Group, Inc.	11,010	438,859
State Auto Financial Corp.	2,960	70,478
State National Companies, Inc.	6,334	70,434
Stewart Information Services Corp.	4,516	200,736
Third Point Reinsurance Ltd.* (a)	12,562	150,744
Trupanion, Inc.*	2,904	49,078
United Fire Group, Inc.	4,289	181,510
United Insurance Holdings Corp.	3,186	54,098
Universal Insurance Holdings, Inc.	6,509	164,027
WMIH Corp.*	38,548	90,202
		7,973,893
Mortgage Real Estate Investment Trusts (REITs) 1.1%
AG Mortgage Investment Trust, Inc.	5,628	88,641
Altisource Residential Corp.	9,914	108,063
Anworth Mortgage Asset Corp.	18,565	91,340
Apollo Commercial Real Estate Finance, Inc.	14,026	229,606
Ares Commercial Real Estate Corp.	5,435	68,481
ARMOUR Residential REIT, Inc.	6,972	157,149
Capstead Mortgage Corp.	18,178	171,418
Colony Capital, Inc. "A",	21,817	397,724
CYS Investments, Inc.	29,319	255,662
Dynex Capital, Inc.	8,496	63,040
Great Ajax Corp.	3,063	41,810
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,966	186,165
Invesco Mortgage Capital, Inc.	21,838	332,593
Ladder Capital Corp.	7,261	96,136
MTGE Investment Corp.	9,114	156,670
New Residential Investment Corp.	47,104	650,506
New York Mortgage Trust, Inc.	20,847	125,499
Orchid Island Capital, Inc.	3,815	39,752
Owens Realty Mortgage, Inc.	1,889	32,717
PennyMac Mortgage Investment Trust	13,382	208,491
Redwood Trust, Inc.	14,827	209,950
Resource Capital Corp.	5,725	73,337
United Development Funding IV (a)	5,470	17,504
Western Asset Mortgage Capital Corp.	8,323	86,726
		3,888,980
Thrifts & Mortgage Finance 2.1%
Astoria Financial Corp.	17,936	261,866
Bank Mutual Corp.	7,515	57,715
BankFinancial Corp.	2,859	36,309
Bear State Financial, Inc.	3,400	31,246
Beneficial Bancorp., Inc.	13,835	203,513
BofI Holding, Inc.*	11,668	261,363
BSB Bancorp., Inc.*	1,447	33,903
Capitol Federal Financial, Inc.	24,851	349,654
Charter Financial Corp.	2,568	33,076
Clifton Bancorp., Inc.	4,139	63,285
Dime Community Bancshares	5,942	99,588
ESSA Bancorp., Inc.	1,563	21,616
Essent Group Ltd.*	14,530	386,643
EverBank Financial Corp.	19,987	386,948
Federal Agricultural Mortgage Corp. "C"	1,626	64,227
First Defiance Financial Corp.	1,647	73,522
Flagstar Bancorp., Inc.*	4,138	114,829
Greene County Bancorp., Inc.	571	9,519
Hingham Institution for Savings	235	32,548
Home Bancorp., Inc.	1,083	30,324
HomeStreet, Inc.*	4,634	116,128
Impac Mortgage Holdings, Inc.*	1,531	20,194
Kearny Financial Corp.	17,774	241,904
Lake Sunapee Bank Group	1,496	27,033
LendingTree, Inc.*	1,273	123,366
Meridian Bancorp., Inc.	9,631	149,955
Meta Financial Group, Inc.	1,559	94,491
MGIC Investment Corp.*	66,294	530,352
Nationstar Mortgage Holdings, Inc.*	6,442	95,406
NMI Holdings, Inc. "A"*	10,010	76,276
Northfield Bancorp., Inc.	7,945	127,914
Northwest Bancshares, Inc.	18,705	293,856
OceanFirst Financial Corp.	3,829	73,747
Ocwen Financial Corp.*	19,223	70,548
Oritani Financial Corp.	7,302	114,787
PennyMac Financial Services, Inc. "A"*	2,471	42,032
PHH Corp.*	10,618	153,430
Provident Bancorp., Inc.*	835	13,026
Provident Financial Holdings, Inc.	1,251	24,470
Provident Financial Services, Inc.	12,012	255,015
Radian Group, Inc.	41,832	566,824
SI Financial Group, Inc.	2,097	27,680
Southern Missouri Bancorp., Inc.	1,091	27,166
Territorial Bancorp., Inc.	1,340	38,404
TrustCo Bank Corp.	17,304	122,685
United Community Financial Corp.	9,151	65,064
United Financial Bancorp., Inc.	9,518	131,729
Walker & Dunlop, Inc.*	5,538	139,890
Walter Investment Management Corp.*	3,540	14,372
Washington Federal, Inc.	17,645	470,769
Waterstone Financial, Inc.	4,904	83,319
Westfield Financial, Inc.	3,008	23,011
WSFS Financial Corp.	5,644	205,950
		7,112,487
Health Care 14.0%
Biotechnology 5.3%
Acceleron Pharma, Inc.*	5,365	194,159
Achillion Pharmaceuticals, Inc.*	22,969	186,049
Acorda Therapeutics, Inc.*	8,459	176,624
Adamas Pharmaceuticals, Inc.*	3,166	51,954
Aduro Biotech, Inc.*	6,721	83,542
Advaxis, Inc.*	7,096	75,856
Adverum Biotechnologies, Inc.*	5,537	22,757
Agenus, Inc.*	14,043	100,829
Aimmune Therapeutics, Inc.*	4,978	74,670
Akebia Therapeutics, Inc.*	6,796	61,504
Alder Biopharmaceuticals, Inc.*	9,131	299,223
AMAG Pharmaceuticals, Inc.*	6,842	167,697
Amicus Therapeutics, Inc.*	27,813	205,816
Anavex Life Sciences Corp.*	6,186	22,455
Anthera Pharmaceuticals, Inc.*	7,316	23,045
Applied Genetic Technologies Corp.*	2,397	23,443
Aptevo Therapeutics, Inc.*	3,072	7,864
Ardelyx, Inc.*	5,842	75,596
Arena Pharmaceuticals, Inc.*	47,040	82,320
Argos Therapeutics, Inc.*	2,022	10,049
ARIAD Pharmaceuticals, Inc.*	34,424	471,265
Array BioPharma, Inc.*	27,675	186,806
Arrowhead Pharmaceuticals, Inc.*	12,160	89,376
Asterias Biotherapeutics, Inc.*	4,293	18,202
Atara Biotherapeutics, Inc.*	4,402	94,159
Athersys, Inc.*	14,404	30,681
Audentes Therapeutics, Inc.*	1,116	19,876
Avexis, Inc.*	1,013	41,746
Axovant Sciences Ltd.*	4,630	64,820
Bellicum Pharmaceuticals, Inc.*	3,972	79,043
BioCryst Pharmaceuticals, Inc.*	14,928	65,832
BioSpecifics Technologies Corp.*	1,041	47,542
BioTime, Inc.*	12,665	49,394
Bluebird Bio, Inc.*	7,209	488,626
Blueprint Medicines Corp.*	3,789	112,533
Cara Therapeutics, Inc.*	3,745	31,271
Celldex Therapeutics, Inc.*	17,942	72,486
Cellular Biomedicine Group, Inc.*	2,303	33,394
Cepheid, Inc.*	14,135	744,773
ChemoCentryx, Inc.*	3,927	23,719
Chimerix, Inc.*	8,328	46,137
Cidara Therapeutics, Inc.*	2,028	23,221
Clovis Oncology, Inc.*	6,257	225,565
Coherus Biosciences, Inc.*	5,862	156,984
Concert Pharmaceuticals, Inc.*	3,312	33,484
Corvus Pharmaceuticals, Inc.*	626	10,298
Curis, Inc.*	23,326	60,881
Cytokinetics, Inc.*	6,204	56,953
CytomX Therapeutics, Inc.*	3,864	60,588
CytRx Corp.*	12,477	7,340
Dimension Therapeutics, Inc.*	2,312	18,473
Dynavax Technologies Corp.*	7,361	77,217
Eagle Pharmaceuticals, Inc.*	1,693	118,510
Edge Therapeutics, Inc.*	3,076	32,021
Editas Medicine, Inc.*	1,230	16,580
Eiger BioPharmaceuticals, Inc.*	657	8,797
Emergent Biosolutions, Inc.*	6,439	203,022
Enanta Pharmaceuticals, Inc.*	2,961	78,792
Epizyme, Inc.*	8,125	79,950
Esperion Therapeutics, Inc.*	2,714	37,589
Exact Sciences Corp.*	20,562	381,836
Exelixis, Inc.*	44,219	565,561
FibroGen, Inc.*	10,301	213,231
Five Prime Therapeutics, Inc.*	5,271	276,675
Flexion Therapeutics, Inc.*	4,346	84,921
Fortress Biotech, Inc.*	6,467	19,207
Foundation Medicine, Inc.*	2,548	59,496
Galena Biopharma, Inc.*	33,992	11,907
Genomic Health, Inc.*	3,540	102,377
Geron Corp.* (a)	28,914	65,346
Global Blood Therapeutics, Inc.*	3,236	74,590
GlycoMimetics, Inc.*	1,936	13,842
Halozyme Therapeutics, Inc.*	21,320	257,546
Heron Therapeutics, Inc.*	6,019	103,707
Idera Pharmaceuticals, Inc.* (a)	18,194	46,577
Ignyta, Inc.*	5,572	35,048
Immune Design Corp.*	2,012	15,251
ImmunoGen, Inc.*	16,609	44,512
Immunomedics, Inc.*	17,145	55,721
Infinity Pharmaceuticals, Inc.*	8,997	14,035
Inotek Pharmaceuticals Corp.*	3,302	31,303
Inovio Pharmaceuticals, Inc.*	12,567	117,124
Insmed, Inc.*	12,171	176,723
Insys Therapeutics, Inc.* (a)	4,843	57,099
Intellia Therapeutics, Inc.*	1,321	22,483
Invitae Corp.*	4,313	37,782
Ironwood Pharmaceuticals, Inc.*	25,260	401,129
Kadmon Holdings, Inc.*	1,577	11,575
Karyopharm Therapeutics, Inc.*	4,982	48,475
Keryx Biopharmaceuticals, Inc.*	14,951	79,390
Kite Pharma, Inc.*	7,637	426,603
La Jolla Pharmaceutical Co.*	2,864	68,135
Lexicon Pharmaceuticals, Inc.*	8,404	151,860
Ligand Pharmaceuticals, Inc.*	3,716	379,255
Lion Biotechnologies, Inc.*	10,962	90,217
Loxo Oncology, Inc.*	2,522	66,026
MacroGenics, Inc.*	6,309	188,702
MannKind Corp.*	61,455	38,102
Medgenics, Inc.*	5,663	31,543
MediciNova, Inc.* (a)	5,623	42,116
Merrimack Pharmaceuticals, Inc.*	23,120	146,812
MiMedx Group, Inc.*	20,280	174,002
Minerva Neurosciences, Inc.*	3,730	52,649
Mirati Therapeutics, Inc.*	2,114	13,974
Momenta Pharmaceuticals, Inc.*	13,031	152,332
Myriad Genetics, Inc.*	13,157	270,771
NantKwest, Inc.*	3,156	24,554
Natera, Inc.*	4,942	54,906
NewLink Genetics Corp.*	4,301	64,601
Novavax, Inc.*	54,701	113,778
OncoMed Pharmaceuticals, Inc.*	4,217	48,200
Ophthotech Corp.*	5,949	274,427
Organovo Holdings, Inc.*	16,581	62,842
Osiris Therapeutics, Inc.	3,347	16,601
Otonomy, Inc.*	4,554	82,837
OvaScience, Inc.*	5,946	42,573
PDL BioPharma, Inc.	31,644	106,007
Pfenex, Inc.*	3,672	32,864
PharmAthene, Inc.*	11,812	34,255
Portola Pharmaceuticals, Inc.*	9,604	218,107
Progenics Pharmaceuticals, Inc.*	13,781	87,234
Protagonist Therapeutics, Inc.*	1,475	31,167
Proteostasis Therapeutics, Inc.*	1,202	18,739
Prothena Corp. PLC*	6,767	405,817
PTC Therapeutics, Inc.*	6,864	96,165
Puma Biotechnology, Inc.*	4,802	321,974
Radius Health, Inc.*	6,147	332,491
Raptor Pharmaceutical Corp.*	16,207	145,377
REGENXBIO, Inc.*	3,833	53,700
Regulus Therapeutics, Inc.*	7,348	24,248
Repligen Corp.*	6,609	199,526
Retrophin, Inc.*	7,129	159,547
Rigel Pharmaceuticals, Inc.*	18,077	66,343
Sage Therapeutics, Inc.*	5,857	269,715
Sangamo BioSciences, Inc.*	14,381	66,584
Sarepta Therapeutics, Inc.*	8,307	510,133
Selecta Biosciences, Inc.*	991	14,122
Seres Therapeutics, Inc.*	3,376	41,491
Sorrento Therapeutics, Inc.*	5,039	39,002
Spark Therapeutics, Inc.*	3,724	223,663
Spectrum Pharmaceuticals, Inc.*	14,498	67,706
Stemline Therapeutics, Inc.*	3,618	39,183
Syndax Pharmaceuticals, Inc.*	892	13,523
Synergy Pharmaceuticals, Inc.*	35,875	197,671
Synthetic Biologics, Inc.*	14,334	24,654
Syros Pharmaceuticals, Inc.*	905	12,552
T2 Biosystems, Inc.*	3,125	22,625
TESARO, Inc.*	5,214	522,651
TG Therapeutics, Inc.*	7,408	57,338
Tobira Therapeutics, Inc.*	1,687	67,041
Tokai Pharmaceuticals, Inc.*	1,692	2,589
Trevena, Inc.*	8,476	57,213
Trovagene, Inc.*	5,536	24,857
Ultragenyx Pharmaceutical, Inc.*	7,018	497,857
Vanda Pharmaceuticals, Inc.*	6,915	115,066
Versartis, Inc.*	5,178	63,431
Vitae Pharmaceuticals, Inc.*	4,984	104,265
Vital Therapies, Inc.*	3,993	24,437
Voyager Therapeutics, Inc.*	2,225	26,722
vTv Therapeutics, Inc. "A"*	1,054	7,578
XBiotech, Inc.*	3,315	44,620
Xencor, Inc.*	6,101	149,414
Zafgen, Inc.*	4,325	14,316
ZIOPHARM Oncology, Inc.*	23,023	129,620
		18,351,485
Health Care Equipment & Supplies 3.3%
Abaxis, Inc.	4,287	221,295
Accuray, Inc.*	15,816	100,748
Analogic Corp.	2,459	217,867
AngioDynamics, Inc.*	5,204	91,278
Anika Therapeutics, Inc.*	2,683	128,382
AtriCure, Inc.*	5,966	94,382
Atrion Corp.	259	110,489
Avinger, Inc.*	3,900	18,603
AxoGen, Inc.*	4,601	41,547
Cantel Medical Corp.	6,971	543,599
Cardiovascular Systems, Inc.*	6,212	147,473
Cerus Corp.*	19,212	119,307
ConforMIS, Inc.*	6,779	67,248
CONMED Corp.	5,380	215,523
Corindus Vascular Robotics, Inc.*	10,458	11,608
CryoLife, Inc.	5,978	105,033
Cutera, Inc.*	2,004	23,888
Cynosure, Inc. "A"*	4,620	235,343
Endologix, Inc.*	16,005	204,864
Entellus Medical, Inc.*	1,426	31,629
Exactech, Inc.*	1,915	51,762
Genmark Diagnostics, Inc.*	8,175	96,465
Glaukos Corp.*	3,171	119,674
Globus Medical, Inc. "A"*	13,633	307,697
Haemonetics Corp.*	9,958	360,579
Halyard Health, Inc.*	9,111	315,787
ICU Medical, Inc.*	2,862	361,700
Inogen, Inc.*	3,183	190,662
Insulet Corp.*	11,218	459,265
Integer Holdings Corp.*	5,798	125,759
Integra LifeSciences Holdings Corp.*	5,876	485,064
Invacare Corp.	5,966	66,640
InVivo Therapeutics Holdings Corp.*	5,989	40,725
iRadimed Corp.*	793	13,473
IRIDEX Corp.*	1,426	20,663
K2M Group Holdings, Inc.*	4,883	86,820
LeMaitre Vascular, Inc.	2,556	50,711
Masimo Corp.*	7,947	472,767
Meridian Bioscience, Inc.	8,321	160,512
Merit Medical Systems, Inc.*	8,431	204,789
Natus Medical, Inc.*	6,330	248,706
Neogen Corp.*	7,102	397,286
Nevro Corp.*	4,669	487,397
Novocure Ltd.*	9,602	82,001
NuVasive, Inc.*	9,624	641,536
NxStage Medical, Inc.*	12,406	310,026
OraSure Technologies, Inc.*	10,054	80,130
Orthofix International NV*	3,516	150,379
Oxford Immunotec Global PLC*	4,283	53,794
Penumbra, Inc.*	4,950	376,150
Quidel Corp.*	5,151	113,786
Rockwell Medical, Inc.*	8,999	60,293
RTI Surgical, Inc.*	10,252	32,089
Second Sight Medical Products, Inc.*	2,450	8,624
Senseonics Holdings, Inc.*	5,285	20,611
Spectranetics Corp.*	8,440	211,760
STAAR Surgical Co.*	7,958	74,805
SurModics, Inc.*	2,464	74,142
Tactile Systems Technology, Inc.*	810	15,147
Tandem Diabetes Care, Inc.*	4,207	32,226
TransEnterix, Inc.*	13,196	22,301
Utah Medical Products, Inc.	603	36,059
Vascular Solutions, Inc.*	3,309	159,593
Veracyte, Inc.*	2,403	18,287
ViewRay, Inc.*	1,322	5,975
Wright Medical Group NV*	20,067	492,243
Zeltiq Aesthetics, Inc.*	6,934	271,951
		11,198,917
Health Care Providers & Services 2.2%
AAC Holdings, Inc.*	1,879	32,676
Aceto Corp.	5,536	105,129
Addus HomeCare Corp.*	1,592	41,647
Adeptus Health, Inc. "A"*	2,786	119,937
Air Methods Corp.*	6,917	217,816
Almost Family, Inc.*	1,535	56,442
Amedisys, Inc.*	5,448	258,453
American Renal Associates Holdings, Inc.*	1,653	30,200
AMN Healthcare Services, Inc.*	9,210	293,523
BioScrip, Inc.*	21,040	60,806
BioTelemetry, Inc.*	5,477	101,708
Capital Senior Living Corp.*	5,327	89,494
Chemed Corp.	3,142	443,242
Civitas Solutions, Inc.*	2,856	52,151
Community Health Systems, Inc.*	21,471	247,775
CorVel Corp.*	1,868	71,731
Cross Country Healthcare, Inc.*	6,570	77,395
Diplomat Pharmacy, Inc.*	8,904	249,401
Genesis Healthcare, Inc.*	6,503	17,363
Healthequity, Inc.*	8,391	317,599
HealthSouth Corp.	17,234	699,183
Healthways, Inc.*	6,048	160,030
Kindred Healthcare, Inc.	16,814	171,839
Landauer, Inc.	1,851	82,332
LHC Group, Inc.*	2,836	104,592
Magellan Health, Inc.*	4,843	260,214
Molina Healthcare, Inc.*	8,406	490,238
National Healthcare Corp.	2,120	139,899
National Research Corp. "A"	1,489	24,256
Nobilis Health Corp.*	10,486	35,128
Owens & Minor, Inc.	12,121	420,962
PharMerica Corp.*	5,903	165,697
Providence Service Corp.*	2,623	127,556
Quorum Health Corp.*	5,617	35,219
RadNet, Inc.*	7,589	56,159
Select Medical Holdings Corp.*	20,798	280,773
Surgery Partners, Inc.*	3,532	71,488
Surgical Care Affiliates, Inc.*	5,236	255,307
Team Health Holdings, Inc.*	13,195	429,629
Teladoc, Inc.*	3,934	72,032
The Ensign Group, Inc.	9,310	187,410
Triple-S Management Corp. "B"*	4,446	97,501
U.S. Physical Therapy, Inc.	2,407	150,919
Universal American Corp.	8,588	65,698
USMD Holdings, Inc.*	445	10,075
		7,478,624
Health Care Technology 0.6%
Castlight Health, Inc. "B"*	7,643	31,795
Computer Programs & Systems, Inc.	2,091	54,491
Cotiviti Holdings, Inc.*	2,396	80,338
Evolent Health, Inc. "A"*	2,885	71,029
HealthStream, Inc.*	5,187	143,161
HMS Holdings Corp.*	16,391	363,389
Medidata Solutions, Inc.*	10,686	595,851
NantHealth, Inc.*	1,287	16,924
Omnicell, Inc.*	6,936	265,649
Press Ganey Holdings, Inc.*	4,190	169,276
Quality Systems, Inc.	10,263	116,177
Vocera Communications, Inc.*	4,905	82,895
		1,990,975
Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc.*	4,467	121,770
Albany Molecular Research, Inc.*	4,940	81,559
Cambrex Corp.*	6,188	275,119
ChromaDex Corp.*	5,445	16,226
Enzo Biochem, Inc.*	7,495	38,150
Fluidigm Corp.*	6,205	49,702
INC Research Holdings, Inc. "A"*	8,033	358,111
Luminex Corp.*	7,912	179,761
Medpace Holdings, Inc.*	1,583	47,268
NanoString Technologies, Inc.*	2,844	56,823
NeoGenomics, Inc.*	10,843	89,129
Pacific Biosciences of California, Inc.*	15,627	140,018
PAREXEL International Corp.*	10,191	707,765
PRA Health Sciences, Inc.*	4,733	267,462
		2,428,863
Pharmaceuticals 1.9%
AcelRx Pharmaceuticals, Inc.*	6,717	26,129
Aclaris Therapeutics, Inc.*	1,710	43,793
Aerie Pharmaceuticals, Inc.*	4,786	180,624
Agile Therapeutics, Inc.*	2,158	15,063
Amphastar Pharmaceuticals, Inc.*	6,754	128,123
Ampio Pharmaceuticals, Inc.*	8,304	6,147
ANI Pharmaceuticals, Inc.*	1,612	106,956
Aratana Therapeutics, Inc.*	6,321	59,165
Axsome Therapeutics, Inc.*	2,107	16,603
Bio-Path Holdings, Inc.*	15,702	21,983
Catalent, Inc.*	19,365	500,392
Cempra, Inc.*	8,694	210,395
Clearside Biomedical, Inc.*	1,602	27,795
Collegium Pharmaceutical, Inc.*	2,567	49,440
Corcept Therapeutics, Inc.*	14,180	92,170
DepoMed, Inc.*	11,877	296,806
Dermira, Inc.*	4,847	163,926
Durect Corp.*	25,179	34,999
Egalet Corp.*	4,216	32,084
Endocyte, Inc.*	7,143	22,072
Flex Pharma, Inc.*	2,021	23,807
Heska Corp.*	1,196	65,098
Horizon Pharma PLC*	31,369	568,720
Impax Laboratories, Inc.*	14,245	337,606
Innoviva, Inc. (a)	16,019	176,049
Intersect ENT, Inc.*	4,843	76,713
Intra-Cellular Therapies, Inc.*	6,685	101,879
Lannett Co., Inc.*	5,521	146,693
Lipocine, Inc.*	3,145	14,027
Medicines Co.*	13,103	494,507
MyoKardia, Inc.*	2,135	34,886
Nektar Therapeutics*	25,194	432,833
Neos Therapeutics, Inc.*	2,607	17,154
Ocular Therapeutix, Inc.*	3,855	26,484
Omeros Corp.*	7,923	88,421
Pacira Pharmaceuticals, Inc.*	7,099	242,928
Paratek Pharmaceuticals, Inc.*	3,631	47,239
Phibro Animal Health Corp. "A"	3,714	100,946
Prestige Brands Holdings, Inc.*	10,367	500,415
Reata Pharmaceuticals, Inc. "A"*	1,082	28,522
Revance Therapeutics, Inc.* (a)	3,885	62,976
Sciclone Pharmaceuticals, Inc.*	9,526	97,641
Sucampo Pharmaceuticals, Inc. "A"*	4,384	53,967
Supernus Pharmaceuticals, Inc.*	9,214	227,862
Teligent, Inc.*	8,427	64,045
Tetraphase Pharmaceuticals, Inc.*	6,769	25,925
TherapeuticsMD, Inc.*	29,350	199,873
Theravance Biopharma, Inc.*	7,074	256,362
Titan Pharmaceuticals, Inc.*	3,560	20,933
WaVe Life Sciences Ltd.*	1,404	45,588
Zogenix, Inc.*	4,591	52,475
		6,667,239
Industrials 13.9%
Aerospace & Defense 1.5%
AAR Corp.	6,555	205,303
Aerojet Rocketdyne Holdings, Inc.*	11,562	203,260
Aerovironment, Inc.*	4,120	100,569
Astronics Corp.*	3,853	173,578
Cubic Corp.	4,949	231,663
Curtiss-Wright Corp.	8,552	779,173
DigitalGlobe, Inc.*	12,276	337,590
Ducommun, Inc.*	2,027	46,297
Engility Holdings, Inc.*	3,485	109,777
Esterline Technologies Corp.*	5,740	436,470
KLX, Inc.*	10,253	360,906
Kratos Defense & Security Solutions, Inc.*	9,352	64,435
Mercury Systems, Inc.*	7,582	186,290
Moog, Inc. "A"*	6,212	369,862
National Presto Industries, Inc.	1,003	88,053
Sparton Corp.*	1,968	51,680
Taser International, Inc.*	10,128	289,762
Teledyne Technologies, Inc.*	6,613	713,741
The Keyw Holding Corp.*	6,811	75,193
Triumph Group, Inc.	9,584	267,202
Vectrus, Inc.*	2,198	33,475
Wesco Aircraft Holdings, Inc.*	10,549	141,673
		5,265,952
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	9,704	139,252
Atlas Air Worldwide Holdings, Inc.*	4,816	206,221
Echo Global Logistics, Inc.*	5,686	131,119
Forward Air Corp.	5,777	249,913
Hub Group, Inc. "A"*	6,488	264,451
Park-Ohio Holdings Corp.	1,557	56,753
Radiant Logistics, Inc.*	7,884	22,391
XPO Logistics, Inc.*	19,030	697,830
		1,767,930
Airlines 0.4%
Allegiant Travel Co.	2,560	338,099
Hawaiian Holdings, Inc.*	10,223	496,838
SkyWest, Inc.	9,813	259,161
Virgin America, Inc.*	3,819	204,355
		1,298,453
Building Products 1.2%
AAON, Inc.	7,847	226,151
Advanced Drainage Systems, Inc.	6,936	166,880
American Woodmark Corp.*	2,719	219,070
Apogee Enterprises, Inc.	5,549	247,985
Armstrong Flooring, Inc.*	4,428	83,601
Builders FirstSource, Inc.*	16,588	190,928
Caesarstone Ltd.*	4,727	178,255
Continental Building Products, Inc.*	7,054	148,063
CSW Industrials, Inc.*	2,729	88,392
Gibraltar Industries, Inc.*	6,127	227,618
Griffon Corp.	5,720	97,297
Insteel Industries, Inc.	3,479	126,079
Masonite International Corp.*	5,886	365,933
NCI Building Systems, Inc.*	5,255	76,670
Patrick Industries, Inc.*	2,885	178,639
PGT, Inc.*	9,587	102,293
Ply Gem Holdings, Inc.*	4,258	56,887
Quanex Building Products Corp.	6,480	111,845
Simpson Manufacturing Co., Inc.	7,965	350,062
Trex Co., Inc.*	5,724	336,113
Universal Forest Products, Inc.	3,844	378,596
		3,957,357
Commercial Services & Supplies 2.3%
ABM Industries, Inc.	10,818	429,475
Acco Brands Corp.*	20,896	201,437
Aqua Metals, Inc.* (a)	2,028	17,968
ARC Document Solutions, Inc.*	6,946	25,978
Brady Corp. "A"	8,877	307,233
Casella Waste Systems, Inc. "A"*	7,335	75,551
CECO Environmental Corp.	5,717	64,488
CompX International, Inc.	545	6,311
Deluxe Corp.	9,431	630,179
Ennis, Inc.	5,144	86,676
Essendant, Inc.	7,451	152,895
G&K Services, Inc. "A"	3,790	361,907
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc.	13,668	540,980
Heritage-Crystal Clean, Inc.*	2,282	30,305
Herman Miller, Inc.	11,625	332,475
HNI Corp.	8,809	350,598
Innerworkings, Inc.*	7,455	70,226
Interface, Inc.	12,657	211,245
Kimball International, Inc. "B"	6,985	90,386
Knoll, Inc.	9,349	213,625
Matthews International Corp. "A"	6,189	376,044
McGrath RentCorp.	4,585	145,390
Mobile Mini, Inc.	8,624	260,445
MSA Safety, Inc.	6,055	351,432
Multi-Color Corp.	2,697	178,002
NL Industries, Inc.*	1,487	5,844
Quad Graphics, Inc.	5,718	152,785
SP Plus Corp.*	3,274	83,716
Steelcase, Inc. "A"	16,947	235,394
Team, Inc.*	5,724	187,232
Tetra Tech, Inc.	11,197	397,158
The Brink's Co.	8,760	324,821
TRC Companies, Inc.*	3,963	34,359
U.S. Ecology, Inc.	4,329	194,112
UniFirst Corp.	2,920	385,031
Viad Corp.	3,858	142,245
VSE Corp.	1,662	56,491
West Corp.	8,568	189,181
		7,899,620
Construction & Engineering 0.9%
Aegion Corp.*	7,057	134,577
Ameresco, Inc. "A"*	3,434	18,063
Argan, Inc.	2,569	152,059
Comfort Systems U.S.A., Inc.	7,307	214,168
Dycom Industries, Inc.*	5,940	485,773
EMCOR Group, Inc.	11,768	701,608
Granite Construction, Inc.	7,710	383,495
Great Lakes Dredge & Dock Co.*	10,489	36,712
HC2 Holdings, Inc.*	7,419	40,434
IES Holdings, Inc.*	1,464	26,045
Layne Christensen Co.*	3,399	28,925
MasTec, Inc.*	12,881	383,081
MYR Group, Inc.*	2,801	84,310
NV5 Holdings, Inc.*	1,384	44,717
Orion Group Holdings, Inc.*	5,890	40,346
Primoris Services Corp.	7,662	157,837
Tutor Perini Corp.*	7,165	153,833
		3,085,983
Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,111	21,009
American Superconductor Corp.*	2,217	15,541
Atkore International Group, Inc.*	2,360	44,226
AZZ, Inc.	5,011	327,068
Babcock & Wilcox Enterprises, Inc.*	8,649	142,709
Encore Wire Corp.	4,006	147,301
Energous Corp.*	2,806	55,026
EnerSys	8,452	584,794
FuelCell Energy, Inc.*	6,229	33,761
Generac Holdings, Inc.*	12,693	460,756
General Cable Corp.	9,556	143,149
LSI Industries, Inc.	4,485	50,367
Plug Power, Inc.*	36,975	63,227
Powell Industries, Inc.	1,624	65,041
Power Solutions International, Inc.*	777	7,964
Preformed Line Products Co.	538	22,687
Sunrun, Inc.*	11,977	75,455
Thermon Group Holdings, Inc.*	6,398	126,361
TPI Composites, Inc.*	1,167	24,810
Vicor Corp.*	3,238	37,561
		2,448,813
Industrial Conglomerates 0.1%
Raven Industries, Inc.	7,056	162,499
Machinery 3.4%
Actuant Corp. "A"	11,391	264,727
Alamo Group, Inc.	1,890	124,532
Albany International Corp. "A"	5,617	238,048
Altra Industrial Motion Corp.	4,791	138,795
American Railcar Industries, Inc.	1,462	60,629
Astec Industries, Inc.	3,805	227,805
Barnes Group, Inc.	9,753	395,484
Blue Bird Corp.*	913	13,339
Briggs & Stratton Corp.	8,458	157,742
Chart Industries, Inc.*	6,054	198,753
CIRCOR International, Inc.	3,266	194,523
CLARCOR, Inc.	9,171	596,115
Columbus McKinnon Corp.	4,016	71,645
Douglas Dynamics, Inc.	4,349	138,907
Dynamic Materials Corp.	2,645	28,196
Energy Recovery, Inc.*	6,508	103,998
EnPro Industries, Inc.	4,209	239,155
ESCO Technologies, Inc.	4,875	226,298
Federal Signal Corp.	11,651	154,492
Franklin Electric Co., Inc.	8,947	364,232
FreightCar America, Inc.	2,340	33,649
Gencor Industries, Inc.*	1,422	17,036
Global Brass & Copper Holdings, Inc.	4,011	115,878
Gorman-Rupp Co.	3,509	89,865
Graham Corp.	1,917	36,615
Greenbrier Companies, Inc.	5,266	185,890
Hardinge, Inc.	2,186	24,330
Harsco Corp.	15,677	155,673
Hillenbrand, Inc.	11,405	360,854
Hurco Companies, Inc.	1,216	34,133
Hyster-Yale Materials Handling, Inc.	1,808	108,715
John Bean Technologies Corp.	5,657	399,101
Joy Global, Inc.	19,145	531,082
Kadant, Inc.	2,123	110,630
Kennametal, Inc.	15,328	444,819
Lindsay Corp.	2,123	157,060
Lydall, Inc.*	3,287	168,064
Manitowoc Co., Inc.	24,040	115,152
Meritor, Inc.*	16,168	179,950
Milacron Holdings Corp.*	2,904	46,348
Miller Industries, Inc.	2,077	47,335
Mueller Industries, Inc.	10,983	356,069
Mueller Water Products, Inc. "A"	30,175	378,696
Navistar International Corp.*	9,473	216,837
NN, Inc.	4,876	88,987
Omega Flex, Inc.	496	19,126
Proto Labs, Inc.*	4,818	288,646
RBC Bearings, Inc.*	4,388	335,594
Rexnord Corp.*	16,020	342,988
SPX Corp.*	8,283	166,820
SPX FLOW, Inc.*	6,969	215,481
Standex International Corp.	2,461	228,553
Sun Hydraulics Corp.	4,674	150,830
Supreme Industries, Inc. "A"	2,455	47,382
Tennant Co.	3,399	220,255
The ExOne Co.*	1,931	29,390
Titan International, Inc.	8,353	84,532
TriMas Corp.*	9,019	167,844
Wabash National Corp.*	12,786	182,073
Watts Water Technologies, Inc. "A"	5,360	347,542
Woodward, Inc.	10,231	639,233
		11,806,472
Marine 0.1%
Costamare, Inc.	4,971	45,435
Matson, Inc.	8,403	335,112
Scorpio Bulkers, Inc.*	10,931	37,821
		418,368
Professional Services 1.3%
Acacia Research Corp.	9,463	61,699
Barrett Business Services, Inc.	1,313	65,138
CBIZ, Inc.*	9,546	106,820
CEB, Inc.	6,236	339,675
Cogint, Inc.*	2,876	14,639
CRA International, Inc.*	1,670	44,405
Exponent, Inc.	4,959	253,207
Franklin Covey Co.*	1,857	33,073
FTI Consulting, Inc.*	8,057	359,020
GP Strategies Corp.*	2,455	60,442
Heidrick & Struggles International, Inc.	3,698	68,598
Hill International, Inc.*	6,498	29,956
Huron Consulting Group, Inc.*	4,193	250,574
ICF International, Inc.*	3,606	159,818
Insperity, Inc.	3,087	224,240
Kelly Services, Inc. "A"	5,793	111,341
Kforce, Inc.	4,882	100,032
Korn/Ferry International	11,252	236,292
Mistras Group, Inc.*	3,298	77,404
Navigant Consulting, Inc.*	9,228	186,590
On Assignment, Inc.*	9,876	358,400
Resources Connection, Inc.	6,830	102,040
RPX Corp.*	9,951	106,376
The Advisory Board Co.*	7,954	355,862
TriNet Group, Inc.*	8,380	181,259
TrueBlue, Inc.*	8,205	185,925
WageWorks, Inc.*	7,078	431,121
		4,503,946
Road & Rail 0.5%
ArcBest Corp.	4,658	88,595
Celadon Group, Inc.	4,889	42,730
Covenant Transportation Group, Inc. "A"*	2,368	45,773
Heartland Express, Inc.	9,103	171,865
Knight Transportation, Inc.	12,916	370,560
Marten Transport Ltd.	4,313	90,573
P.A.M. Transportation Services, Inc.*	585	11,712
Roadrunner Transportation Systems, Inc.*	5,795	46,244
Saia, Inc.*	4,798	143,748
Swift Transportation Co.*	14,483	310,950
Universal Logistics Holdings, Inc.	1,559	20,922
USA Truck, Inc.*	1,751	17,930
Werner Enterprises, Inc.	8,832	205,521
YRC Worldwide, Inc.*	6,694	82,470
		1,649,593
Trading Companies & Distributors 1.0%
Aircastle Ltd.	9,443	187,538
Applied Industrial Technologies, Inc.	7,016	327,928
Beacon Roofing Supply, Inc.*	11,605	488,222
BMC Stock Holdings, Inc.*	10,883	192,956
CAI International, Inc.*	3,112	25,736
DXP Enterprises, Inc.*	2,614	73,689
GATX Corp.	7,941	353,772
GMS, Inc.*	1,333	29,633
H&E Equipment Services, Inc.	6,037	101,180
Kaman Corp.	5,125	225,090
Lawson Products, Inc.*	1,323	23,457
MRC Global, Inc.*	18,340	301,326
Neff Corp. "A"*	2,041	19,389
NOW, Inc.*	20,807	445,894
Rush Enterprises, Inc. "A"*	5,908	144,628
Rush Enterprises, Inc. "B"*	1,226	29,804
SiteOne Landscape Supply, Inc.*	2,194	78,830
Textainer Group Holdings Ltd.	3,974	29,765
Titan Machinery, Inc.*	3,140	32,656
Triton International Ltd.	7,506	99,004
Univar, Inc.*	8,526	186,293
Veritiv Corp.*	1,624	81,476
Willis Lease Finance Corp.*	789	18,755
		3,497,021
Information Technology 17.8%
Communications Equipment 1.8%
ADTRAN, Inc.	9,709	185,830
Aerohive Networks, Inc.*	4,136	25,188
Applied Optoelectronics, Inc.*	3,073	68,251
Bel Fuse, Inc. "B"	1,956	47,218
Black Box Corp.	2,889	40,157
CalAmp Corp.*	7,096	98,989
Calix, Inc.*	8,087	59,440
Ciena Corp.*	26,670	581,406
Clearfield, Inc.*	2,150	40,420
Comtech Telecommunications Corp.	4,224	54,110
Digi International, Inc.*	5,393	61,480
EMCORE Corp.	4,947	28,198
Extreme Networks, Inc.*	19,988	89,746
Finisar Corp.*	20,888	622,462
Harmonic, Inc.*	15,538	92,140
Infinera Corp.*	27,279	246,329
InterDigital, Inc.	6,706	531,115
Ixia*	12,848	160,600
KVH Industries, Inc.*	3,080	27,135
Lumentum Holdings, Inc.*	9,818	410,098
NETGEAR, Inc.*	6,279	379,817
NetScout Systems, Inc.*	17,392	508,716
Oclaro, Inc.*	21,742	185,894
Plantronics, Inc.	6,445	334,882
ShoreTel, Inc.*	12,733	101,864
Silicom Ltd.	1,062	43,967
Sonus Networks, Inc.*	9,856	76,680
Ubiquiti Networks, Inc.*	5,067	271,085
ViaSat, Inc.*	8,622	643,632
Viavi Solutions, Inc.*	45,446	335,846
		6,352,695
Electronic Equipment, Instruments & Components 2.7%
Agilysys, Inc.*	2,773	30,836
Anixter International, Inc.*	5,635	363,457
AVX Corp.	8,814	121,545
Badger Meter, Inc.	5,558	186,249
Belden, Inc.	8,147	562,062
Benchmark Electronics, Inc.*	9,594	239,370
Coherent, Inc.*	4,700	519,538
Control4 Corp.*	3,702	45,461
CTS Corp.	5,912	109,963
Daktronics, Inc.	7,095	67,686
DTS, Inc.	3,478	147,954
Electro Scientific Industries, Inc.*	5,165	29,131
ePlus, Inc.*	1,196	112,914
Fabrinet*	6,780	302,320
FARO Technologies, Inc.*	3,126	112,380
II-VI, Inc.*	11,623	282,788
Insight Enterprises, Inc.*	7,143	232,505
InvenSense, Inc.*	15,764	116,969
Itron, Inc.*	6,490	361,882
Kimball Electronics, Inc.*	5,310	73,597
Knowles Corp.*	17,328	243,458
Littelfuse, Inc.	4,297	553,497
Maxwell Technologies, Inc.*	5,955	30,728
Mesa Laboratories, Inc.	609	69,645
Methode Electronics, Inc.	7,087	247,832
MTS Systems Corp.	3,317	152,682
Novanta, Inc.*	6,460	112,081
OSI Systems, Inc.*	3,445	225,234
Park Electrochemical Corp.	3,659	63,557
PC Connection, Inc.	2,233	58,996
Plexus Corp.*	6,475	302,900
Radisys Corp.*	6,733	35,988
Rofin-Sinar Technologies, Inc.*	5,376	173,000
Rogers Corp.*	3,502	213,902
Sanmina Corp.*	14,256	405,868
ScanSource, Inc.*	4,987	182,026
SYNNEX Corp.	5,672	647,232
Systemax, Inc.	2,113	16,735
Tech Data Corp.*	6,795	575,604
TTM Technologies, Inc.*	13,731	157,220
Universal Display Corp.*	8,061	447,466
Vishay Intertechnology, Inc.	26,436	372,483
Vishay Precision Group, Inc.*	2,383	38,199
		9,344,940
Internet Software & Services 2.5%
2U, Inc.*	7,184	275,075
Actua Corp.*	7,433	96,257
Alarm.com Holdings, Inc.*	1,956	56,450
Amber Road, Inc.*	3,143	30,330
Angie's List, Inc.*	8,152	80,786
Apigee Corp.*	2,925	50,895
Appfolio, Inc. "A"*	1,444	28,071
Autobytel, Inc.*	1,651	29,388
Bankrate, Inc.*	8,963	76,006
Bazaarvoice, Inc.*	15,611	92,261
Benefitfocus, Inc.*	2,442	97,485
Blucora, Inc.*	7,841	87,819
Box, Inc. "A"*	9,260	145,938
Brightcove, Inc.*	6,173	80,558
Carbonite, Inc.*	3,452	53,023
Care.com, Inc.*	2,705	26,942
ChannelAdvisor Corp.*	4,430	57,280
Cimpress NV*	4,869	492,646
comScore, Inc.*	9,280	284,525
Cornerstone OnDemand, Inc.*	9,786	449,667
Cvent, Inc.*	5,983	189,721
DHI Group, Inc.*	9,532	75,208
EarthLink Holdings Corp.	19,970	123,814
Endurance International Group Holdings, Inc.*	12,141	106,234
Envestnet, Inc.*	8,057	293,678
Everyday Health, Inc.*	5,378	41,357
Five9, Inc.*	6,259	98,141
Global Sources Ltd.*	1,557	13,203
Gogo, Inc.*	11,008	121,528
GrubHub, Inc.*	15,694	674,685
GTT Communications, Inc.*	5,225	122,944
Hortonworks, Inc.*	7,643	63,819
inContact, Inc.*	11,132	155,625
Instructure, Inc.*	1,993	50,562
Intralinks Holdings, Inc.*	8,033	80,812
j2 Global, Inc.	9,123	607,683
Limelight Networks, Inc.*	11,982	22,406
Liquidity Services, Inc.*	4,921	55,312
LivePerson, Inc.*	10,747	90,382
LogMeIn, Inc.	4,893	442,278
Marchex, Inc. "B"*	6,255	17,326
MeetMe, Inc.*	7,833	48,565
MINDBODY, Inc. "A"*	2,735	53,770
Monster Worldwide, Inc.*	16,784	60,590
New Relic, Inc.*	4,386	168,072
NIC, Inc.	12,356	290,366
Numerex Corp. "A"*	2,646	20,586
Q2 Holdings, Inc.*	4,849	138,972
QuinStreet, Inc.*	6,773	20,455
Quotient Technology, Inc.*	12,773	170,009
RealNetworks, Inc.*	4,458	19,883
Reis, Inc.	1,694	34,659
RetailMeNot, Inc.*	7,742	76,568
Rightside Group Ltd.*	2,204	20,056
Shutterstock, Inc.*	3,704	235,945
SPS Commerce, Inc.*	3,258	239,170
Stamps.com, Inc.*	3,160	298,652
TechTarget, Inc.*	3,806	30,676
TrueCar, Inc.*	10,303	97,260
Web.com Group, Inc.*	8,521	147,158
WebMD Health Corp.*	7,251	360,375
Xactly Corp.*	4,335	63,811
XO Group, Inc.*	5,167	99,878
		8,733,596
IT Services 2.1%
Acxiom Corp.*	15,051	401,109
ALJ Regional Holdings, Inc.*	3,517	16,530
Blackhawk Network Holdings, Inc.*	10,671	321,944
CACI International, Inc. "A"*	4,724	476,652
Cardtronics PLC "A"*	8,743	389,938
Cass Information Systems, Inc.	2,093	118,568
Convergys Corp.	17,249	524,715
CSG Systems International, Inc.	6,229	257,444
Datalink Corp.*	3,701	39,268
EPAM Systems, Inc.*	9,361	648,811
EVERTEC, Inc.	12,555	210,673
Exlservice Holdings, Inc.*	6,322	315,088
Forrester Research, Inc.	2,014	78,345
Information Services Group, Inc.*	5,870	23,421
Lionbridge Technologies, Inc.*	11,340	56,700
ManTech International Corp. "A"	4,890	184,304
MAXIMUS, Inc.	12,454	704,398
MoneyGram International, Inc.*	6,320	44,872
NCI, Inc. "A"	1,135	13,132
NeuStar, Inc. "A"*	10,505	279,328
Perficient, Inc.*	6,907	139,176
PFSweb, Inc.*	2,777	24,799
Planet Payment, Inc.*	8,000	29,680
Science Applications International Corp.	8,211	569,597
ServiceSource International, Inc.*	12,018	58,648
Sykes Enterprises, Inc.*	7,475	210,272
Syntel, Inc.*	6,278	263,111
TeleTech Holdings, Inc.	3,169	91,869
The Hackett Group, Inc.	4,281	70,722
Travelport Worldwide Ltd.	22,399	336,657
Unisys Corp.*	9,908	96,504
Virtusa Corp.*	5,230	129,076
		7,125,351
Semiconductors & Semiconductor Equipment 3.7%
Acacia Communications, Inc.* (a)	992	102,454
Advanced Energy Industries, Inc.*	7,675	363,181
Advanced Micro Devices, Inc.*	146,212	1,010,325
Alpha & Omega Semiconductor Ltd.*	3,700	80,364
Ambarella, Inc.*	6,222	458,001
Amkor Technology, Inc.*	19,496	189,501
Applied Micro Circuits Corp.*	14,341	99,670
Axcelis Technologies, Inc.*	5,633	74,806
Brooks Automation, Inc.	13,482	183,490
Cabot Microelectronics Corp.	4,620	244,444
Cavium, Inc.*	12,535	729,537
CEVA, Inc.*	3,725	130,636
Cirrus Logic, Inc.*	12,175	647,101
Cohu, Inc.	5,440	63,866
Diodes, Inc.*	7,473	159,474
DSP Group, Inc.*	4,147	49,805
Entegris, Inc.*	27,517	479,346
Exar Corp.*	8,267	76,966
FormFactor, Inc.*	13,091	142,037
GigPeak, Inc.*	12,352	29,027
Impinj, Inc.*	1,085	40,601
Inphi Corp.*	7,803	339,509
Integrated Device Technology, Inc.*	26,193	605,058
Intersil Corp. "A"	26,085	572,044
IXYS Corp.	4,649	56,020
Kopin Corp.*	12,506	27,263
Lattice Semiconductor Corp.*	22,710	147,388
MACOM Technology Solutions Holdings, Inc.*	4,580	193,917
MaxLinear, Inc. "A"*	10,858	220,092
Microsemi Corp.*	22,125	928,808
MKS Instruments, Inc.	10,341	514,258
Monolithic Power Systems, Inc.	7,521	605,441
Nanometrics, Inc.*	4,448	99,368
NeoPhotonics Corp.*	6,046	98,792
NVE Corp.	923	54,402
PDF Solutions, Inc.*	5,232	95,065
Photronics, Inc.*	12,730	131,246
Power Integrations, Inc.	5,333	336,139
Rambus, Inc.*	21,234	265,425
Rudolph Technologies, Inc.*	5,643	100,107
Semtech Corp.*	12,562	348,344
Sigma Designs, Inc.*	7,394	57,599
Silicon Laboratories, Inc.*	8,016	471,341
Synaptics, Inc.*	6,817	399,340
Tessera Technologies, Inc.	9,564	367,640
Ultra Clean Holdings, Inc.*	5,730	42,459
Ultratech, Inc.*	4,078	94,120
Veeco Instruments, Inc.*	7,798	153,075
Xcerra Corp.*	11,030	66,842
		12,745,734
Software 4.3%
8x8, Inc.*	17,182	265,118
A10 Networks, Inc.*	8,347	89,229
ACI Worldwide, Inc.*	22,404	434,190
American Software, Inc. "A"	5,360	59,496
Aspen Technology, Inc.*	16,030	750,044
AVG Technologies NV*	7,976	199,480
Barracuda Networks, Inc.*	4,161	106,022
Blackbaud, Inc.	9,162	607,807
Bottomline Technologies de, Inc.*	7,811	182,074
BroadSoft, Inc.*	5,750	267,663
Callidus Software*	11,846	217,374
CommVault Systems, Inc.*	7,510	399,006
Digimarc Corp.*	1,901	72,903
Ebix, Inc.	4,901	278,622
Ellie Mae, Inc.*	6,365	670,235
EnerNOC, Inc.* (a)	4,775	25,833
EPIQ Systems, Inc.	4,418	72,853
Exa Corp.*	2,626	42,147
Fair Isaac Corp.	6,019	749,907
FleetMatics Group PLC*	7,606	456,208
Gigamon, Inc.*	6,317	346,172
Globant SA*	5,069	213,506
Glu Mobile, Inc.*	19,020	42,605
Guidance Software, Inc.*	4,370	26,045
HubSpot, Inc.*	5,612	323,364
Imperva, Inc.*	5,573	299,326
Infoblox, Inc.*	10,999	290,044
Interactive Intelligence Group*	3,545	213,196
Jive Software, Inc.*	10,920	46,519
Majesco*	1,211	6,164
Mentor Graphics Corp.	20,773	549,238
MicroStrategy, Inc. "A"*	1,840	308,090
Mitek Systems, Inc.*	5,567	46,150
MobileIron, Inc.*	8,870	24,393
Model N, Inc.*	4,214	46,818
Monotype Imaging Holdings, Inc.	7,900	174,669
Park City Group, Inc.*	2,531	29,866
Paycom Software, Inc.*	8,552	428,712
Paylocity Holding Corp.*	4,277	190,155
Pegasystems, Inc.	7,020	207,020
Progress Software Corp.*	9,732	264,710
Proofpoint, Inc.*	7,932	593,710
PROS Holdings, Inc.*	4,775	107,963
QAD, Inc. "A"	1,815	40,620
Qualys, Inc.*	5,379	205,424
Rapid7, Inc.*	3,771	66,558
RealPage, Inc.*	10,508	270,056
RingCentral, Inc. "A"*	11,459	271,120
Rosetta Stone, Inc.*	3,654	30,986
Rubicon Project, Inc.*	7,044	58,324
Sapiens International Corp.	5,077	64,833
SecureWorks Corp. "A"*	1,142	14,286
Silver Spring Networks, Inc.*	7,206	102,181
Synchronoss Technologies, Inc.*	8,024	330,428
Take-Two Interactive Software, Inc.*	16,148	727,952
Tangoe, Inc.*	5,240	43,230
TeleNav, Inc.*	6,674	38,242
TiVo Corp.*	22,759	443,345
TubeMogul, Inc.*	4,162	38,998
Varonis Systems, Inc.*	2,022	60,862
VASCO Data Security International, Inc.*	5,717	100,676
Verint Systems, Inc.*	12,058	453,743
Virnetx Holding Corp.* (a)	9,773	29,905
Workiva, Inc.*	4,162	75,457
Zendesk, Inc.*	15,777	484,512
Zix Corp.*	10,252	42,033
		14,718,417
Technology Hardware, Storage & Peripherals 0.7%
3D Systems Corp.*	20,832	373,934
Avid Technology, Inc.*	6,823	54,175
CPI Card Group, Inc.	4,412	26,648
Cray, Inc.*	7,978	187,802
Diebold, Inc.	13,255	328,591
Eastman Kodak Co.*	3,132	46,980
Electronics for Imaging, Inc.*	9,091	444,732
Immersion Corp.*	6,092	49,711
Nimble Storage, Inc.*	11,930	105,342
Pure Storage, Inc. "A"*	13,371	181,177
Silicon Graphics International Corp.*	6,646	51,174
Stratasys Ltd.*	9,673	233,023
Super Micro Computer, Inc.*	7,691	179,739
U.S.A. Technologies, Inc.*	6,764	37,912
		2,300,940
Materials 4.6%
Chemicals 2.4%
A. Schulman, Inc.	5,699	165,955
AgroFresh Solutions, Inc.*	4,179	22,107
American Vanguard Corp.	5,713	91,751
Balchem Corp.	6,110	473,708
Calgon Carbon Corp.	9,540	144,722
Chase Corp.	1,342	92,759
Chemours Co.	35,629	570,064
Chemtura Corp.*	12,366	405,728
Codexis, Inc.*	6,369	28,278
Ferro Corp.*	16,422	226,788
Flotek Industries, Inc.*	10,660	154,996
FutureFuel Corp.	5,233	59,028
GCP Applied Technologies, Inc.*	13,782	390,306
H.B. Fuller Co.	9,662	448,993
Hawkins, Inc.	1,948	84,407
Ingevity Corp.*	8,278	381,616
Innophos Holdings, Inc.	3,854	150,422
Innospec, Inc.	4,607	280,152
KMG Chemicals, Inc.	1,890	53,544
Koppers Holdings, Inc.*	3,860	124,215
Kraton Corp.*	5,834	204,423
Kronos Worldwide, Inc.	3,931	32,588
LSB Industries, Inc.*	3,974	34,097
Minerals Technologies, Inc.	6,730	475,744
Olin Corp.	32,181	660,354
Omnova Solutions, Inc.*	8,561	72,255
PolyOne Corp.	16,289	550,731
Quaker Chemical Corp.	2,530	268,003
Rayonier Advanced Materials, Inc.	8,697	116,279
Sensient Technologies Corp.	8,628	654,002
Stepan Co.	3,810	276,835
TerraVia Holdings, Inc.*	15,124	41,591
Trecora Resources*	3,644	41,614
Tredegar Corp.	4,853	90,217
Trinseo SA	5,596	316,510
Tronox Ltd. "A"	12,203	114,342
Valhi, Inc.	3,392	7,802
		8,306,926
Construction Materials 0.2%
Headwaters, Inc.*	14,075	238,149
Summit Materials, Inc. "A"*	14,713	272,926
U.S. Concrete, Inc.*	2,817	129,765
United States Lime & Minerals, Inc.	377	24,882
		665,722
Containers & Packaging 0.2%
AEP Industries, Inc.	787	86,074
Greif, Inc. "A"	5,023	249,091
Greif, Inc. "B"	1,083	65,619
Multi Packaging Solutions International Ltd.*	4,013	57,827
Myers Industries, Inc.	4,549	59,092
UFP Technologies, Inc.*	1,205	31,932
		549,635
Metals & Mining 1.2%
AK Steel Holding Corp.*	46,082	222,576
Allegheny Technologies, Inc.	21,083	380,970
Ampco-Pittsburgh Corp.	1,572	17,433
Carpenter Technology Corp.	8,967	369,978
Century Aluminum Co.*	9,708	67,471
Cliffs Natural Resources, Inc.*	42,854	250,696
Coeur Mining, Inc.*	31,492	372,550
Commercial Metals Co.	22,204	359,483
Ferroglobe PLC	12,466	112,568
Gold Resource Corp.	9,413	69,844
Handy & Harman Ltd.*	541	11,383
Haynes International, Inc.	2,517	93,406
Hecla Mining Co.	74,175	422,797
Kaiser Aluminum Corp.	3,421	295,882
Materion Corp.	3,824	117,435
Olympic Steel, Inc.	1,750	38,675
Real Industry, Inc.*	5,114	31,298
Ryerson Holding Corp.*	2,757	31,127
Schnitzer Steel Industries, Inc. "A"	5,261	109,955
Stillwater Mining Co.*	23,752	317,327
SunCoke Energy, Inc.	12,267	98,381
TimkenSteel Corp.	8,015	83,757
Worthington Industries, Inc.	8,724	419,014
		4,294,006
Paper & Forest Products 0.6%
Boise Cascade Co.*	7,618	193,497
Clearwater Paper Corp.*	3,355	216,968
Deltic Timber Corp.	2,057	139,320
KapStone Paper & Packaging Corp.	16,759	317,080
Louisiana-Pacific Corp.*	27,906	525,470
Neenah Paper, Inc.	3,167	250,225
P.H. Glatfelter Co.	8,500	184,280
Schweitzer-Mauduit International, Inc.	5,921	228,314
		2,055,154
Real Estate 8.1%
Equity Real Estate Investment Trusts (REITs) 7.6%
Acadia Realty Trust	15,369	556,973
Agree Realty Corp.	4,444	219,711
Alexander's, Inc.	424	177,910
American Assets Trust, Inc.	7,585	329,037
Armada Hoffler Properties, Inc.	6,588	88,279
Ashford Hospitality Prime, Inc.	4,915	69,302
Ashford Hospitality Trust	15,762	92,838
Bluerock Residential Growth REIT, Inc.	3,336	43,368
CareTrust REIT, Inc.	11,380	168,196
CatchMark Timber Trust, Inc. "A",	7,447	87,055
CBL & Associates Properties, Inc.	32,803	398,228
Cedar Realty Trust, Inc.	15,560	112,032
Chatham Lodging Trust	7,404	142,527
Chesapeake Lodging Trust	11,548	264,449
City Office REIT, Inc.	4,283	54,523
Colony Starwood Homes	12,600	361,620
Community Healthcare Trust, Inc.	2,390	52,389
CorEnergy Infrastructure Trust, Inc.	2,475	72,592
CoreSite Realty Corp.	6,515	482,371
Cousins Properties, Inc.	40,245	420,158
DiamondRock Hospitality Co.	38,984	354,754
DuPont Fabros Technology, Inc.	14,495	597,919
Easterly Government Properties, Inc.	6,521	124,421
EastGroup Properties, Inc.	6,097	448,495
Education Realty Trust, Inc.	14,218	613,365
Farmland Partners, Inc.	2,220	24,864
FelCor Lodging Trust, Inc.	26,550	170,717
First Industrial Realty Trust, Inc.	22,485	634,527
First Potomac Realty Trust	11,435	104,630
Four Corners Property Trust, Inc.	11,830	252,334
Franklin Street Properties Corp.	20,390	256,914
Getty Realty Corp.	4,947	118,382
Gladstone Commercial Corp.	4,261	79,382
Global Medical REIT, Inc.	2,950	28,792
Global Net Lease, Inc.	33,358	272,201
Government Properties Income Trust	13,649	308,740
Gramercy Property Trust	81,906	789,574
Healthcare Realty Trust, Inc.	22,170	755,110
Hersha Hospitality Trust	7,850	141,457
Hudson Pacific Properties, Inc.	18,117	595,506
Independence Realty Trust, Inc.	7,629	68,661
InfraREIT, Inc. *	7,551	136,975
Investors Real Estate Trust	23,966	142,598
iStar, Inc. *	13,615	146,089
Kite Realty Group Trust	16,054	445,017
LaSalle Hotel Properties	20,711	494,372
Lexington Realty Trust	44,656	459,957
LTC Properties, Inc.	7,323	380,723
Mack-Cali Realty Corp.	17,334	471,831
Medical Properties Trust, Inc.	46,026	679,804
Monmouth Real Estate Investment Corp.	12,528	178,775
Monogram Residential Trust, Inc.	32,594	346,800
National Health Investors, Inc.	7,209	565,762
National Storage Affiliates Trust	6,982	146,203
New Senior Investment Group, Inc.	15,213	175,558
New York REIT, Inc.	32,039	293,157
NexPoint Residential Trust, Inc.	3,367	66,195
NorthStar Realty Europe Corp.	11,281	123,527
One Liberty Properties, Inc.	2,600	62,816
Parkway Properties, Inc.	15,586	265,118
Pebblebrook Hotel Trust	13,881	369,235
Pennsylvania Real Estate Investment Trust	13,272	305,654
Physicians Realty Trust	26,250	565,425
Potlatch Corp.	7,908	307,542
Preferred Apartment Communities, Inc. "A",	4,385	59,241
PS Business Parks, Inc.	3,836	435,655
QTS Realty Trust, Inc. "A",	9,086	480,195
RAIT Financial Trust	18,928	63,977
Ramco-Gershenson Properties Trust	15,220	285,223
Retail Opportunity Investments Corp.	20,765	455,999
Rexford Industrial Realty, Inc.	12,782	292,580
RLJ Lodging Trust	23,645	497,254
Ryman Hospitality Properties, Inc.	8,430	405,989
Sabra Health Care REIT, Inc.	12,582	316,815
Saul Centers, Inc.	1,807	120,346
Select Income REIT	12,369	332,726
Seritage Growth Properties "A",	4,901	248,383
Silver Bay Realty Trust Corp.	6,577	115,295
STAG Industrial, Inc.	13,348	327,159
Summit Hotel Properties, Inc.	16,840	221,614
Sunstone Hotel Investors, Inc.	42,203	539,776
Terreno Realty Corp.	8,795	241,950
The Geo Group, Inc.	14,433	343,217
Tier REIT, Inc.	9,585	147,992
UMH Properties, Inc.	5,016	59,791
Universal Health Realty Income Trust	2,465	155,344
Urban Edge Properties	17,376	488,961
Urstadt Biddle Properties "A",	5,850	129,987
Washington Prime Group, Inc.	36,107	447,005
Washington Real Estate Investment Trust	14,189	441,562
Whitestone REIT	4,824	66,957
Xenia Hotels & Resorts, Inc.	20,012	303,782
		26,088,211
Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	9,099	349,583
Altisource Portfolio Solutions SA*	2,152	69,725
AV Homes, Inc.*	2,197	36,558
Consolidated-Tomoka Land Co.	799	40,901
Forestar Group, Inc.*	6,521	76,361
FRP Holdings, Inc.*	1,245	38,682
Griffin Land & Nurseries, Inc.	211	6,687
HFF, Inc. "A"	7,017	194,301
Kennedy-Wilson Holdings, Inc.	16,046	361,837
Marcus & Millichap, Inc.*	2,752	71,965
RE/MAX Holdings, Inc. "A"	3,559	155,813
Stratus Properties, Inc.*	1,172	28,597
Tejon Ranch Co.*	2,693	65,494
The RMR Group, Inc. "A",	1,261	47,842
The St. Joe Co.*	9,881	181,613
Trinity Place Holdings, Inc.*	3,657	35,765
		1,761,724
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.6%
ATN International, Inc.	1,999	130,015
Cincinnati Bell, Inc.*	41,193	168,067
Cogent Communications Holdings, Inc.	8,086	297,646
Consolidated Communications Holdings, Inc.	9,708	245,030
FairPoint Communications, Inc.*	4,125	61,999
General Communication, Inc. "A"*	5,492	75,515
Globalstar, Inc.*	70,671	85,512
Hawaiian Telcom Holdco, Inc.*	1,137	25,457
IDT Corp. "B"	3,637	62,702
Inteliquent, Inc.	6,625	106,927
Intelsat SA*	5,077	13,759
Iridium Communications, Inc.*	16,239	131,698
Lumos Networks Corp.*	3,576	50,064
Orbcomm, Inc.*	12,240	125,460
pdvWireless, Inc.*	1,849	42,342
Straight Path Communications, Inc. "B"*	1,867	47,814
Vonage Holdings Corp.*	37,506	247,915
Windstream Holdings, Inc.	18,232	183,232
		2,101,154
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	7,339	75,445
NII Holdings, Inc.*	10,807	35,987
Shenandoah Telecommunications Co.	8,979	244,319
Spok Holdings, Inc.	4,176	74,416
		430,167
Utilities 3.8%
Electric Utilities 1.2%
ALLETE, Inc.	9,633	574,319
El Paso Electric Co.	7,893	369,156
Empire District Electric Co.	8,520	290,873
Genie Energy Ltd. "B"	2,225	13,127
IDACORP, Inc.	9,788	766,205
MGE Energy, Inc.	6,881	388,845
Otter Tail Corp.	7,446	257,557
PNM Resources, Inc.	15,568	509,385
Portland General Electric Co.	17,327	737,957
Spark Energy, Inc. "A"	925	26,945
		3,934,369
Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,885	176,158
Delta Natural Gas Co., Inc.	1,291	30,790
New Jersey Resources Corp.	16,710	549,091
Northwest Natural Gas Co.	5,321	319,845
ONE Gas, Inc.	10,140	627,058
South Jersey Industries, Inc.	15,522	458,675
Southwest Gas Corp.	9,195	642,363
Spire, Inc.	8,647	551,160
WGL Holdings, Inc.	9,795	614,146
		3,969,286
Independent Power & Renewable Eletricity Producers 0.6%
Atlantic Power Corp.	25,334	62,575
Atlantica Yield PLC	11,623	220,953
Dynegy, Inc.*	22,705	281,315
NRG Yield, Inc. "A"	6,653	108,577
NRG Yield, Inc. "C"	12,548	212,814
Ormat Technologies, Inc.	7,523	364,188
Pattern Energy Group, Inc.	12,803	287,940
Talen Energy Corp.*	16,318	226,004
TerraForm Global, Inc. "A"	17,330	71,226
TerraForm Power, Inc. "A"	17,183	239,016
Vivint Solar, Inc.*	3,705	11,708
		2,086,316
Multi-Utilities 0.5%
Avista Corp.	12,236	511,342
Black Hills Corp.	10,023	613,608
NorthWestern Corp.	9,433	542,681
Unitil Corp.	2,796	109,212
		1,776,843
Water Utilities 0.3%
American States Water Co.	7,083	283,674
Artesian Resources Corp. "A"	1,483	42,325
California Water Service Group	9,398	301,582
Connecticut Water Service, Inc.	2,187	108,760
Consolidated Water Co., Ltd.	2,624	30,491
Global Water Resources, Inc.	1,555	12,456
Middlesex Water Co.	3,202	112,838
SJW Corp.	3,190	139,339
York Water Co.	2,631	78,035
		1,109,500
Total Common Stocks (Cost $273,804,916)		339,259,770
Rights 0.0%
Health Care 0.0%
Dyax Corp. *	26,416	105,664
Omthera Pharmaceutical, Inc. *	1,167	700
		106,364
Telecommunication Services 0.0%
Leap Wireless International, Inc. *	10,664	26,020
Total Rights (Cost $56,195)		132,384
Warrant 0.0%
Health Care
Asterias Biotherapeutics, Expiration Date 2/15/2017* (Cost $212)	372	190
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.45% **, 3/2/2017 (b) (Cost $1,516,808)	1,520,000	1,517,690
	Shares	Value ($)
Securities Lending Collateral 0.5%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (c) (d) (Cost $1,531,277)	1,531,277	1,531,277
Cash Equivalents 1.1%
Deutsche Central Cash Management Government Fund, 0.42% (c) (Cost $3,724,021)	3,724,021	3,724,021
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $280,633,429) †	100.7	346,165,332
Other Assets and Liabilities, Net	(0.7)	(2,325,610)
Net Assets	100.0	343,839,722

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $284,404,414. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $61,760,918. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $93,148,451 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $31,387,533.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $1,458,368, which is 0.4% of net assets.
(b)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
At September 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	USD	12/16/2016	39	4,868,370	82,640

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$339,242,266	$—	$17,504	$339,259,770
Rights (e)	—	—	132,384	132,384
Warrant	190	—	—	190
Government & Agency Obligation	—	1,517,690	—	1,517,690
Short-Term Investments (e)	5,255,298	—	—	5,255,298
Derivatives (f)
Futures Contracts	82,640	—	—	82,640
Total	$344,580,394	$1,517,690	$149,888	$346,247,972

During the period ended September 30, 2016, the amount of transfers between Level 1 and Level 3 was $60,170. The investment was transferred from Level 1 to Level 3 because the security was halted on the exchange and is valued at the last traded price

Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 82,640

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016